UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East, New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

SEP 09.30.24

SEMI-ANNUAL REPORT

ALLIANCEBERNSTEIN

GLOBAL HIGH INCOME FUND

(NYSE: AWF)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for AllianceBernstein Global High Income Fund, Inc. (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 1

SEMI-ANNUAL REPORT

October 31, 2024

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund, Inc. for the semi-annual reporting period ended September 30, 2024. The Fund is a closed-end fund and its shares of common stock trade on the New York Stock Exchange.

The Fund seeks high current income and, secondarily, capital appreciation.

RETURNS AS OF SEPTEMBER 30, 2024 (unaudited)

	6 Months	12 Months

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND (NAV)	6.14%	17.70%

Primary Benchmark: Bloomberg Global High Yield Index (USD hedged)	6.75%	18.04%

Blended Benchmark: 33% JPM GBI-EM / 33% JPM EMBI Global / 33% Bloomberg US Corporate HY 2% Issuer Capped Index	6.24%	15.02%

The Fund’s market price per share on September 30, 2024, was $11.34. The Fund’s NAV per share on September 30, 2024, was $11.47. For additional financial highlights, please see pages 97-98.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Bloomberg Global High Yield Index (USD hedged), as well as its blended benchmark for the six- and 12-month periods ended September 30, 2024. The blended benchmark is composed of equal weightings of the JPMorgan Government Bond Index-Emerging Markets (“JPM GBI-EM”) (local currency-denominated), the JPMorgan Emerging Markets Bond Index Global (“JPM EMBI Global”) and the Bloomberg US Corporate High Yield (“HY”) 2% Issuer Capped Index.

During the six-month period, the Fund underperformed the primary and blended benchmarks. Sector allocation was the largest detractor to relative performance, as losses from off-benchmark exposure to US investment-grade corporates and bank loans, along with an underweight to emerging-market sovereigns were greater than gains from off-benchmark exposure to collateralized loan obligations. Currency decisions also detracted, mostly from a short position in the euro. Yield-curve positioning in the US contributed to relative performance, from an overweight to the six-month part of the curve that was partially offset by an overweight to the two-year part of the curve and an underweight to the 20-year part of the curve. Country allocation also contributed, mainly due to an underweight to the eurozone and an overweight to the US. Security selection

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added to performance, primarily from security selection in US investment-grade and high-yield corporate bonds.

Over the 12-month period, the Fund underperformed the primary benchmark and outperformed the blended benchmark. Security selection added the most to relative outperformance, mainly due to selections in US investment-grade corporates, and US and eurozone high-yield corporate bonds. Country allocation contributed from an underweight to the eurozone and an overweight to the US. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve that was partially offset by losses from an overweight to the two-year part of the curve and an underweight to the 20-year part of the US curve, in addition to a positive contribution from overall yield-curve positioning in the eurozone. Sector allocation was the largest detractor to performance, mostly from an underweight to emerging-market sovereigns and off-benchmark exposure to US investment-grade corporates that were partially offset by net exposure to high-yield credit default swaps. Among currencies, a short position in the euro also detracted.

During the six-month period, the Fund used interest rate swaps and futures to manage and hedge duration risk and/or take active yield-curve-positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure.

During the six-month period, the utilization of leverage on behalf of the Fund contributed positively to performance.

MARKET REVIEW AND INVESTMENT STRATEGY

Over the six-month period ending September 30, 2024, fixed-income government bond market yields were volatile as investors adjusted their expectations for inflation, economic growth, and central bank decisions. Global developed-market yields rose and peaked in late April, then fell sharply to end the period, as investors were encouraged about lower inflation and the monetary easing paths of major central banks for the remainder of this year and into 2025. Several major central banks began to lower short-term interest rates, including the Fed. Government bond returns rose in aggregate and in all developed countries during the period—rising the most in South Korea, Switzerland, Sweden and Canada, and advancing the least in the UK, Japan and France. Overall, developed-market investment-grade corporate bonds rose and outperformed government bonds, as corporates outperformed Treasuries in the US and eurozone. Developed-market high-yield corporate bonds advanced and outperformed Treasury markets, particularly in the US and eurozone. Emerging-market hard-currency sovereign bonds significantly outperformed developed-market treasuries, mainly due to the strong performance of high-yield sovereigns. Emerging-market hard-currency

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 3

corporate bonds overall also had solid results, driven by high-yield corporates. Emerging-market local-currency bonds outperformed other credit risk sectors by a wide margin as the US dollar fell against all major developed-market currencies and was mixed against emerging-market currencies during the period.

The Fund’s Investment Management Team (the “Team”) seeks to generate high current income and, secondarily, capital appreciation. The Fund is a globally diversified portfolio that takes full advantage of the Team’s best research ideas by pursuing high-income opportunities across all fixed-income sectors. The Fund invests primarily (and without limit) in corporate debt securities from US and non-US issuers, as well as government bonds from both developing and developed countries, including the US. Under normal market conditions, the Fund invests substantially in lower-rated bonds, but may also invest in investment-grade and unrated debt securities.

INVESTMENT POLICIES

The Fund invests without limit in securities denominated in non-US currencies as well as those denominated in the US dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of US and non-US corporate issuers. For more information regarding the Fund’s risks, please see “Disclosures and Risks” on pages 5-8 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 75-96.

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DISCLOSURES AND RISKS

AllianceBernstein Global High Income Fund

Shareholder Information

Weekly comparative net asset value (“NAV”) and market price information about the Fund is published each Saturday in Barron’s and in other newspapers in a table called “Closed-End Funds.” Daily NAV and market price information, and additional information regarding the Fund, is available at www.abfunds.com and www.nyse.com. For additional shareholder information regarding this Fund, please see pages 99-100.

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a fund portfolio. The Bloomberg Global High Yield Index (USD hedged) represents non-investment grade fixed-income securities of companies in the US, and developed and emerging markets, hedged to the US dollar. The JPM® GBI-EM represents the performance of local currency government bonds issued by emerging markets. The JPM EMBI Global (market-capitalization weighted) represents the performance of US dollar-denominated Brady bonds, Eurobonds and trade loans issued by sovereign and quasi-sovereign entities. The Bloomberg US Corporate HY 2% Issuer Capped Index is the 2% Issuer Capped component of the US Corporate High Yield Index, which represents the performance of fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million and at least one year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Market Risk: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 5

DISCLOSURES AND RISKS (continued)

Fund’s investments and net asset value and can lead to increased market volatility. For example, the diseases or events themselves or any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of

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DISCLOSURES AND RISKS (continued)

money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: As a result of the Fund’s use of leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Investments in derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models,

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 7

DISCLOSURES AND RISKS (continued)

but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Mortgage-Related and/or Other Asset-Backed Securities Risk: The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging-markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes. Historical performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares and assumes the reinvestment of dividends and capital gains distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2024 (unaudited)

	NAV Returns	Market Price

1 Year	17.70%	26.32%

5 Years	4.96%	6.69%

10 Years	5.49%	6.34%

AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

SEPTEMBER 30, 2024 (unaudited)

	NAV Returns	Market Price

1 Year	17.70%	26.32%

5 Years	4.96%	6.69%

10 Years	5.49%	6.34%

Performance assumes the reinvestment of dividends and capital gains distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 9

PORTFOLIO SUMMARY

September 30, 2024 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $989.3

SECURITY TYPE BREAKDOWN[1]

62.1%	Corporates–Non-Investment Grade
14.1%	Corporates–Investment Grade
6.1%	Emerging Markets–Corporate Bonds
3.3%	Collateralized Loan Obligations
2.9%	Bank Loans
2.8%	Collateralized Mortgage Obligations
2.4%	Emerging Markets–Sovereigns
1.9%	Governments–Treasuries
1.3%	Quasi-Sovereigns
0.4%	Governments–Sovereign Bonds
0.4%	Local Governments-US Municipal Bonds
0.4%	Commercial Mortgage-Backed Securities
0.3%	Asset-Backed Securities
0.4%	Other
1.2%	Short-Term Investments

COUNTRY BREAKDOWN[2]

68.3%	United States
3.3%	United Kingdom
2.3%	Canada
2.3%	France
1.8%	Germany
1.5%	Mexico
1.5%	Brazil
1.4%	Colombia
1.3%	Spain
1.1%	Luxembourg
1.1%	Italy
1.0%	India
0.9%	Chile
11.0%	Other
1.2%	Short-Term Investments

1

The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.2% or less in the following: Common Stocks, Governments–Sovereign Agencies, Inflation-Linked Securities, Preferred Stocks and Rights.

2

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Angola, Argentina, Australia, Azerbaijan, China, Czech Republic, Dominican Republic, Egypt, El Salvador, Finland, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kuwait, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Puerto Rico, Romania, Slovenia, South Africa, Switzerland, Turkey, Ukraine, United Republic of Tanzania and Zambia.

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PORTFOLIO OF INVESTMENTS

September 30, 2024 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 62.3%
Industrial – 54.3%
Basic – 4.6%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)(b)	U.S.$	140	$138,316
6.375%, 06/15/2030(b)		389	397,226
Alcoa Nederland Holding BV 5.50%, 12/15/2027(b)		466	467,455
7.125%, 03/15/2031(b)		845	899,592
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(b)		2,382	1,192,493
7.50%, 09/30/2029(c)(d)		1,244	553,972
11.175%, 09/30/2029(b)(e)		2,834	2,820,005
Cleveland-Cliffs, Inc. 7.00%, 03/15/2032(b)		2,917	2,949,467
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029(b)		384	387,806
6.875%, 01/15/2030(b)		85	86,989
Constellium SE 3.125%, 07/15/2029(b)	EUR	1,109	1,179,292
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	U.S.$	484	482,359
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(b)		749	733,818
Domtar Corp. 6.75%, 10/01/2028(b)		404	370,267
Element Solutions, Inc. 3.875%, 09/01/2028(b)		2,215	2,110,861
ERP Iron Ore LLC 9.04%, 12/31/2019(e)(f)(g)(h)(i)		240	– 0	–
FMG Resources August 2006 Pty Ltd. 4.375%, 04/01/2031(b)		2,125	1,982,985
4.50%, 09/15/2027(b)		819	802,784
5.875%, 04/15/2030(b)		86	87,045
6.125%, 04/15/2032(b)		2,651	2,711,202
Graham Packaging Co., Inc. 7.125%, 08/15/2028(b)		681	674,271
Graphic Packaging International LLC 3.50%, 03/15/2028(b)		1,347	1,282,237
3.75%, 02/01/2030(b)		1,661	1,555,608
6.375%, 07/15/2032(b)		1,662	1,716,949
INEOS Finance PLC 6.375%, 04/15/2029(b)	EUR	1,160	1,333,965
7.50%, 04/15/2029(b)	U.S.$	848	878,460

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(b)	EUR	1,726	$2,031,751
9.625%, 03/15/2029(b)	U.S.$	548	586,474
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(b)	EUR	104	111,863
Ingevity Corp. 3.875%, 11/01/2028(b)	U.S.$	495	464,182
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(b)(e)		611	610,585
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(b)		876	870,650
LABL, Inc. 5.875%, 11/01/2028(b)		547	512,880
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(c)(f)(g)(h)(i)		2,857	– 0	–
Mercer International, Inc. 5.125%, 02/01/2029		37	31,540
Methanex Corp. 5.125%, 10/15/2027		443	438,214
Mineral Resources Ltd. 8.125%, 05/01/2027(b)		158	159,608
Olympus Water US Holding Corp. 9.75%, 11/15/2028(b)		1,750	1,868,847
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027(b)		510	490,809
Reno de Medici SpA 8.48% (EURIBOR 3 Month + 5.00%), 04/15/2029(b)(j)	EUR	960	974,736
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(b)	U.S.$	143	137,355
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(b)	EUR	320	353,753
5.375%, 11/01/2026(b)	U.S.$	1,435	1,417,010
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(b)		520	528,838
SNF Group SACA 3.125%, 03/15/2027(b)		655	623,036
3.375%, 03/15/2030(b)		951	857,735
SunCoke Energy, Inc. 4.875%, 06/30/2029(b)		414	376,004
Vallourec SACA 7.50%, 04/15/2032(b)		675	715,583
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(b)		1,887	1,765,569

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

WR Grace Holdings LLC 4.875%, 06/15/2027(b)	U.S.$	1,686	$1,661,291

			45,383,737

Capital Goods – 4.7%
Arcosa, Inc. 6.875%, 08/15/2032(b)		1,237	1,294,486
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(b)(e)	EUR	3,069	691,579
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(b)	U.S.$	985	879,295
6.00%, 06/15/2027(b)		1,156	1,164,705
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(b)	EUR	1,442	1,387,373
4.125%, 08/15/2026(b)	U.S.$	555	500,047
Ball Corp. 2.875%, 08/15/2030		1,298	1,154,823
Bombardier, Inc. 6.00%, 02/15/2028(b)		17	17,105
7.25%, 07/01/2031(b)		862	912,351
7.50%, 02/01/2029(b)		2,002	2,117,383
7.875%, 04/15/2027(b)		599	600,652
8.75%, 11/15/2030(b)		1,295	1,421,998
Calderys Financing LLC 11.25%, 06/01/2028(b)		2,089	2,245,446
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(b)		446	451,642
Clean Harbors, Inc. 4.875%, 07/15/2027(b)		457	450,630
Crown Americas LLC 5.25%, 04/01/2030		411	414,687
Dycom Industries, Inc. 4.50%, 04/15/2029(b)		391	377,504
Eco Material Technologies, Inc. 7.875%, 01/31/2027(b)		2,786	2,814,769
EnerSys 4.375%, 12/15/2027(b)		935	908,693
Enviri Corp. 5.75%, 07/31/2027(b)		1,384	1,356,741
Esab Corp. 6.25%, 04/15/2029(b)		654	672,539
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(b)		957	954,171

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GFL Environmental, Inc. 6.75%, 01/15/2031(b)	U.S.$	523	$548,783
Griffon Corp. 5.75%, 03/01/2028		1,079	1,064,191
LSB Industries, Inc. 6.25%, 10/15/2028(a)(b)		1,348	1,316,189
Madison IAQ LLC 5.875%, 06/30/2029(b)		359	349,795
Maxim Crane Works Holdings Capital LLC 11.50%, 09/01/2028(b)		340	360,548
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(b)		1,879	1,829,558
Moog, Inc. 4.25%, 12/15/2027(b)		395	384,152
Mueller Water Products, Inc. 4.00%, 06/15/2029(b)		291	277,540
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(b)		398	388,191
Paprec Holding SA 7.25%, 11/17/2029(b)	EUR	569	671,579
Silgan Holdings, Inc. 4.125%, 02/01/2028	U.S.$	384	374,538
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(b)		502	544,828
Summit Materials LLC/Summit Materials Finance Corp. 7.25%, 01/15/2031(b)		470	497,964
Terex Corp. 5.00%, 05/15/2029(b)		389	379,501
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	585	645,120
TransDigm, Inc. 4.625%, 01/15/2029	U.S.$	290	280,326
4.875%, 05/01/2029		1,954	1,902,367
6.00%, 01/15/2033(b)		3,691	3,743,317
6.75%, 08/15/2028(b)		2,448	2,521,934
6.875%, 12/15/2030(b)		1,667	1,745,681
Trinity Industries, Inc. 7.75%, 07/15/2028(b)		1,388	1,456,954
Triumph Group, Inc. 9.00%, 03/15/2028(b)		2,158	2,258,804
WESCO Distribution, Inc. 6.375%, 03/15/2029(b)		371	383,413

			46,713,892

Communications - Media – 6.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(b)		164	155,813

14 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AMC Networks, Inc. 4.25%, 02/15/2029	U.S.$	1,084	$783,674
10.25%, 01/15/2029(b)		2,531	2,606,290
Arches Buyer, Inc. 6.125%, 12/01/2028(b)		957	820,158
Banijay Entertainment SAS 7.00%, 05/01/2029(b)	EUR	603	705,670
8.125%, 05/01/2029(b)	U.S.$	805	835,263
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(b)		2,762	2,439,420
4.50%, 08/15/2030(b)		4,665	4,222,746
4.50%, 05/01/2032		845	730,354
4.50%, 06/01/2033(b)		3,276	2,781,690
4.75%, 02/01/2032(b)		7,063	6,211,144
6.375%, 09/01/2029(b)		1,760	1,762,447
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(b)		512	503,327
CSC Holdings LLC 4.625%, 12/01/2030(b)		1,142	579,455
5.375%, 02/01/2028(b)		1,029	866,296
5.50%, 04/15/2027(b)		1,803	1,582,385
5.75%, 01/15/2030(b)		5,261	2,722,588
7.50%, 04/01/2028(b)		823	548,802
11.25%, 05/15/2028(b)		824	795,676
11.75%, 01/31/2029(b)		581	560,777
DISH DBS Corp. 5.125%, 06/01/2029		3,772	2,528,814
5.25%, 12/01/2026(b)		3,571	3,311,632
5.75%, 12/01/2028(b)		2,596	2,279,433
5.875%, 11/15/2024		1,821	1,808,938
Gray Television, Inc. 5.375%, 11/15/2031(b)		671	418,991
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(b)(d)		2,910	2,366,184
6.75%, 10/15/2027(b)		1,366	1,248,431
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(b)		688	679,935
Neptune Bidco US, Inc. 9.29%, 04/15/2029(b)		508	497,319
Paramount Global 6.25%, 02/28/2057		423	377,281
6.375%, 03/30/2062		1,371	1,261,120
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(b)		1,871	1,596,667
Sinclair Television Group, Inc. 5.50%, 03/01/2030(b)		366	264,393

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sirius XM Radio, Inc. 4.00%, 07/15/2028(b)	U.S.$	2,835	$2,674,499
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	1,395	1,553,101
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	333	317,200
Townsquare Media, Inc. 6.875%, 02/01/2026(b)		113	112,849
Univision Communications, Inc. 6.625%, 06/01/2027(b)		1,593	1,597,846
7.375%, 06/30/2030(b)		1,186	1,146,753
8.00%, 08/15/2028(b)		1,261	1,289,646
8.50%, 07/31/2031(b)		1,244	1,246,558
Urban One, Inc. 7.375%, 02/01/2028(b)		1,197	854,759
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(b)		508	451,351
VZ Secured Financing BV 5.00%, 01/15/2032(b)		1,438	1,325,478
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	885	907,456
Ziggo Bond Co. BV 5.125%, 02/28/2030(b)	U.S.$	1,124	1,036,569

			65,367,178

Communications - Telecommunications – 3.4%
Altice Financing SA 5.00%, 01/15/2028(b)		516	436,357
5.75%, 08/15/2029(b)		2,724	2,195,426
Altice France Holding SA 4.00%, 02/15/2028(b)	EUR	332	94,532
6.00%, 02/15/2028(b)	U.S.$	359	112,513
10.50%, 05/15/2027(b)		2,710	946,768
Altice France SA 3.375%, 01/15/2028(b)	EUR	885	695,957
5.125%, 01/15/2029(b)	U.S.$	391	270,262
5.125%, 07/15/2029(b)		5,220	3,659,137
5.50%, 01/15/2028(b)		492	358,661
5.50%, 10/15/2029(b)		1,761	1,233,821
8.125%, 02/01/2027(b)		1,393	1,130,902
British Telecommunications PLC 4.25%, 11/23/2081(b)		402	388,933
4.875%, 11/23/2081(b)		203	187,497
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(b)		485	485,000
Consolidated Communications, Inc. 6.50%, 10/01/2028(b)		446	421,816

16 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Frontier Communications Holdings LLC 6.75%, 05/01/2029(b)	U.S.$	888	$894,445
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		504	468,668
Level 3 Financing, Inc. 4.875%, 06/15/2029(b)		986	832,772
10.00%, 10/15/2032(b)		1	935
10.75%, 12/15/2030(b)		2,111	2,319,107
11.00%, 11/15/2029(b)		1,780	1,972,823
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)	EUR	852	941,572
Optics Bidco SpA 7.20%, 07/18/2036(b)	U.S.$	259	278,178
7.72%, 06/04/2038(b)		1,055	1,164,184
Telecom Italia Capital SA 7.72%, 06/04/2038		509	546,902
United Group BV 3.625%, 02/15/2028(b)	EUR	237	252,305
4.625%, 08/15/2028(b)		481	526,122
6.75%, 02/15/2031(b)		616	710,894
7.79% (EURIBOR 3 Month + 4.25%), 02/01/2029(b)(j)		539	598,601
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(b)	U.S.$	980	866,140
4.75%, 07/15/2031(b)		3,639	3,239,652
7.75%, 04/15/2032(b)		2,512	2,567,507
Vodafone Group PLC 3.25%, 06/04/2081		257	247,716
4.125%, 06/04/2081		419	379,653
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 08/15/2028(b)		446	446,198
8.25%, 10/01/2031(b)		851	866,734
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(b)		464	414,208

			33,152,898

Consumer Cyclical - Automotive – 2.6%
Allison Transmission, Inc. 3.75%, 01/30/2031(b)		1,362	1,236,651
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(b)		1,680	1,657,626
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(b)		55	54,935
Dana, Inc. 4.25%, 09/01/2030		760	681,475
5.375%, 11/15/2027		109	108,273
5.625%, 06/15/2028		182	178,600

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Exide Technologies, (Exchange Priority) 11.00%, 10/31/2024(c)(f)(h)(i)(k)	U.S.$	2,940	$	– 0	–
Exide Technologies, (First Lien) 11.00%, 10/31/2024(c)(f)(h)(i)(k)		1,207		– 0	–
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(b)		3,325		3,405,207
IHO Verwaltungs GmbH 3.75% (3.75% Cash or 4.50% PIK), 09/15/2026(b)(e)	EUR	885		980,818
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(b)(e)		338		373,818
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(b)(e)	U.S.$	1,984		1,950,736
6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(b)(e)		200		196,470
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(b)(e)	EUR	306		357,712
Mclaren Finance PLC 7.50%, 08/01/2026(b)	U.S.$	1,973		1,833,900
PM General Purchaser LLC 9.50%, 10/01/2028(b)		1,250		1,272,344
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(b)		1,530		1,328,415
Tenneco, Inc. 8.00%, 11/17/2028(b)		2,795		2,582,546
Titan International, Inc. 7.00%, 04/30/2028		1,465		1,456,478
ZF Finance GmbH Series E 2.00%, 05/06/2027(b)	EUR	200		207,100
2.75%, 05/25/2027(b)		900		948,375
ZF North America Capital, Inc. 4.75%, 04/29/2025(b)	U.S.$	1,460		1,447,976
6.75%, 04/23/2030(b)		1,321		1,332,877
6.875%, 04/14/2028(b)		892		901,318
6.875%, 04/23/2032(b)		433		434,047
7.125%, 04/14/2030(b)		504		519,173

				25,446,870

Consumer Cyclical - Entertainment – 1.7%
Carnival Corp. 5.75%, 03/01/2027(b)		700		709,134
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.25%, 07/15/2029		85		83,525

18 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lindblad Expeditions LLC 6.75%, 02/15/2027(b)	U.S.$	365	$367,243
Live Nation Entertainment, Inc. 6.50%, 05/15/2027(b)		521	531,478
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(b)		428	429,209
Motion Bondco DAC 4.50%, 11/15/2027(b)	EUR	670	684,380
Motion Finco SARL 7.375%, 06/15/2030(b)		531	597,686
NCL Corp., Ltd. 5.875%, 03/15/2026(b)	U.S.$	545	545,103
5.875%, 02/15/2027(b)		900	902,713
Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026(b)		93	91,692
5.375%, 07/15/2027(b)		2,008	2,023,852
5.50%, 08/31/2026(b)		948	957,301
5.50%, 04/01/2028(b)		4,222	4,275,019
Six Flags Entertainment Corp./DE 7.25%, 05/15/2031(b)		1,082	1,119,794
Viking Cruises Ltd. 7.00%, 02/15/2029(b)		1,752	1,773,713
9.125%, 07/15/2031(b)		83	90,703
VOC Escrow Ltd. 5.00%, 02/15/2028(b)		1,749	1,727,322

			16,909,867

Consumer Cyclical - Other – 3.8%
Affinity Interactive
6.875%, 12/15/2027(b)		433	371,920
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(b)		1,116	1,050,324
6.25%, 09/15/2027(b)		416	415,111
Builders FirstSource, Inc. 4.25%, 02/01/2032(b)		650	600,589
5.00%, 03/01/2030(b)		466	457,325
6.375%, 03/01/2034(b)		1,047	1,087,478
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(b)		618	618,382
Century Communities, Inc. 3.875%, 08/15/2029(b)		406	380,373
6.75%, 06/01/2027		25	25,218

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Churchill Downs, Inc. 4.75%, 01/15/2028(b)	U.S.$	491	$481,561
5.75%, 04/01/2030(b)		540	540,665
Cirsa Finance International SARL 6.50%, 03/15/2029(b)	EUR	559	650,493
Forestar Group, Inc. 3.85%, 05/15/2026(b)	U.S.$	385	376,688
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(b)		1,538	1,389,242
3.75%, 05/01/2029(b)		699	663,273
5.875%, 04/01/2029(b)		1,286	1,319,149
5.875%, 03/15/2033(b)		1,690	1,722,065
6.125%, 04/01/2032(b)		738	759,996
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(b)		560	508,703
5.00%, 06/01/2029(b)		1,598	1,518,123
6.625%, 01/15/2032(b)		290	293,811
Jacobs Entertainment, Inc. 6.75%, 02/15/2029(b)		289	280,872
Light & Wonder International, Inc. 7.50%, 09/01/2031(b)		434	455,237
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(b)		95	89,320
Masterbrand, Inc. 7.00%, 07/15/2032(b)		1,047	1,099,094
Mattamy Group Corp. 4.625%, 03/01/2030(b)		55	52,663
MGM Resorts International 4.625%, 09/01/2026		5	4,961
4.75%, 10/15/2028		1,345	1,318,061
5.50%, 04/15/2027		2,214	2,220,766
5.75%, 06/15/2025		30	30,142
6.125%, 09/15/2029		77	77,990
Miller Homes Group Finco PLC 7.00%, 05/15/2029(b)	GBP	679	882,078
8.79% (EURIBOR 3 Month + 5.25%), 05/15/2028(b)(j)	EUR	514	578,312
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(b)	U.S.$	361	374,222
Mohegan Tribal Gaming Authority 8.00%, 02/01/2026(b)		459	453,987
Playtech PLC 4.25%, 03/07/2026(b)	EUR	101	112,299
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(b)	U.S.$	527	395,693

20 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029	U.S.$	911	$883,417
Standard Building Solutions, Inc. 6.50%, 08/15/2032(b)		452	469,027
Standard Industries, Inc./NY 4.375%, 07/15/2030(b)		705	666,384
4.75%, 01/15/2028(b)		580	568,103
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(b)		1,785	1,781,193
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(b)		92	91,560
5.75%, 01/15/2028(b)		376	382,298
5.875%, 06/15/2027(b)		496	506,478
Thor Industries, Inc. 4.00%, 10/15/2029(b)		1,179	1,100,091
Travel & Leisure Co. 4.50%, 12/01/2029(b)		911	862,167
4.625%, 03/01/2030(b)		2,415	2,258,925
6.00%, 04/01/2027(a)		1,221	1,236,733
6.625%, 07/31/2026(b)		637	648,829
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(b)		781	781,218
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(b)		1,988	1,963,456

			37,856,065

Consumer Cyclical - Restaurants – 0.5%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(b)		1,286	1,236,167
4.00%, 10/15/2030(b)		630	580,853
4.375%, 01/15/2028(b)		963	937,387
6.125%, 06/15/2029(b)		2,000	2,055,987
CEC Entertainment LLC 6.75%, 05/01/2026(b)		382	379,462

			5,189,856

Consumer Cyclical - Retailers – 3.5%
Arko Corp. 5.125%, 11/15/2029(b)		1,035	961,045
Asbury Automotive Group, Inc. 4.50%, 03/01/2028		845	823,099
4.625%, 11/15/2029(b)		1,273	1,214,746
5.00%, 02/15/2032(b)		827	783,774
Bath & Body Works, Inc. 5.25%, 02/01/2028		1,450	1,446,440

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.625%, 10/01/2030(b)	U.S.$	675	$687,742
6.75%, 07/01/2036		98	101,112
6.875%, 11/01/2035		519	541,304
7.60%, 07/15/2037		261	260,092
9.375%, 07/01/2025(b)		41	42,081
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(b)(e)		518	512,502
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(b)		698	723,026
Carvana Co. 5.50%, 04/15/2027(b)		415	388,219
12.00% (9.00% Cash or 12.00% PIK), 12/01/2028(a)(b)(e)		643	674,322
13.00% (11.00% Cash or 13.00% PIK), 06/01/2030(a)(b)(e)		2,001	2,176,675
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(b)		2,172	2,296,889
CT Investment GmbH 6.375%, 04/15/2030(b)	EUR	516	587,309
eG Global Finance PLC 12.00%, 11/30/2028(b)	U.S.$	392	436,597
FirstCash, Inc. 6.875%, 03/01/2032(b)		1,871	1,927,925
Gap, Inc. (The) 3.625%, 10/01/2029(b)		371	335,485
3.875%, 10/01/2031(b)		95	83,037
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(b)		1,703	1,649,929
8.75%, 01/15/2032(b)		835	782,535
Group 1 Automotive, Inc. 4.00%, 08/15/2028(b)		1,316	1,255,781
6.375%, 01/15/2030(b)		378	384,208
Hanesbrands, Inc. 4.875%, 05/15/2026(b)		435	431,050
9.00%, 02/15/2031(b)		407	439,389
Kontoor Brands, Inc. 4.125%, 11/15/2029(b)		894	845,521
LCM Investments Holdings II LLC 4.875%, 05/01/2029(b)		1,452	1,394,925
8.25%, 08/01/2031(b)		727	771,884
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(b)		507	372,032
7.875%, 05/01/2029(b)		878	516,058
Murphy Oil USA, Inc. 4.75%, 09/15/2029		431	418,901

22 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nordstrom, Inc. 4.375%, 04/01/2030	U.S.$	532	$488,238
5.00%, 01/15/2044		4	3,095
Penske Automotive Group, Inc. 3.75%, 06/15/2029		903	842,750
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(b)		502	495,186
Sonic Automotive, Inc. 4.625%, 11/15/2029(b)		2,519	2,366,267
4.875%, 11/15/2031(b)		144	133,008
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(b)		418	416,504
Staples, Inc. 10.75%, 09/01/2029(b)		2,506	2,432,506
12.75%, 01/15/2030(b)		1,061	870,717
White Cap Buyer LLC 6.875%, 10/15/2028(b)		161	162,575
White Cap Parent LLC 8.25% (8.25% Cash or 9.00% PIK), 03/15/2026(b)(e)		329	329,294

			34,805,774

Consumer Non-Cyclical – 7.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(b)		615	599,866
6.50%, 02/15/2028(b)		2,565	2,611,361
Bausch & Lomb Corp. 8.375%, 10/01/2028(b)		3,238	3,424,953
Bausch Health Americas, Inc. 8.50%, 01/31/2027(b)		543	444,523
Bausch Health Cos., Inc. 4.875%, 06/01/2028(b)		5,068	3,966,566
5.25%, 01/30/2030(b)		8	4,480
5.75%, 08/15/2027(b)		77	65,600
6.25%, 02/15/2029(b)		2,696	1,620,577
7.25%, 05/30/2029(b)		424	259,435
CAB SELAS 3.375%, 02/01/2028(b)	EUR	1,880	1,933,910
Cheplapharm Arzneimittel GmbH 5.50%, 01/15/2028(b)	U.S.$	393	381,910
7.50%, 05/15/2030(b)	EUR	770	902,223
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(b)	U.S.$	493	433,252
5.625%, 03/15/2027(b)		1,371	1,348,426
6.00%, 01/15/2029(b)		1,466	1,422,702

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.125%, 04/01/2030(b)	U.S.$	3,640	$3,104,165
6.875%, 04/01/2028(b)		213	178,715
6.875%, 04/15/2029(b)		1,328	1,202,748
10.875%, 01/15/2032(b)		79	87,074
DaVita, Inc. 3.75%, 02/15/2031(b)		926	834,319
4.625%, 06/01/2030(b)		4,820	4,587,448
Edgewell Personal Care Co. 4.125%, 04/01/2029(b)		2	1,895
Elanco Animal Health, Inc. 6.65%, 08/28/2028(a)		1,686	1,750,400
Embecta Corp. 5.00%, 02/15/2030(b)		1,552	1,427,752
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(b)		1,516	1,156,366
Encompass Health Corp. 4.50%, 02/01/2028		502	492,692
Endo Finance Holdings, Inc. 8.50%, 04/15/2031(b)		1,024	1,097,446
Fortrea Holdings, Inc. 7.50%, 07/01/2030(b)		406	409,593
Global Medical Response, Inc. 10.00%, 10/31/2028(a)(b)(e)		158	158,117
Grifols SA 3.875%, 10/15/2028(b)	EUR	3,256	3,360,328
Gruenenthal GmbH 6.75%, 05/15/2030(b)		1,067	1,269,988
HAH Group Holding Co. LLC 9.75%, 10/01/2031(b)	U.S.$	2,100	2,116,586
HLF Financing SARL LLC/Herbalife International, Inc. 12.25%, 04/15/2029(b)		422	420,958
Iceland Bondco PLC 9.04% (EURIBOR 3 Month + 5.50%), 12/15/2027(b)(j)	EUR	385	435,818
10.875%, 12/15/2027(b)	GBP	162	232,705
IQVIA, Inc. 2.25%, 03/15/2029(b)	EUR	862	897,738
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(b)	U.S.$	1,062	996,177
Medline Borrower LP 5.25%, 10/01/2029(b)		3,167	3,107,485
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 04/01/2029(b)		189	194,899
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(b)		1,922	1,386,500
5.75%, 11/01/2028(b)		2,810	1,293,272

24 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Neogen Food Safety Corp. 8.625%, 07/20/2030(b)	U.S.$	883	$976,888
Newell Brands, Inc. 4.875%, 06/01/2025		170	169,052
5.70%, 04/01/2026(a)		762	763,928
6.375%, 09/15/2027		407	412,620
6.875%, 04/01/2036(a)		294	280,074
7.00%, 04/01/2046(a)		377	337,592
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	885	942,097
4.125%, 04/30/2028(b)	U.S.$	1,609	1,546,500
5.125%, 04/30/2031(b)		922	867,667
6.75%, 05/15/2034(b)		1,126	1,162,978
7.875%, 05/15/2034(b)		716	758,556
Owens & Minor, Inc. 4.50%, 03/31/2029(b)		12	10,856
6.625%, 04/01/2030(b)		1,608	1,562,959
Performance Food Group, Inc. 4.25%, 08/01/2029(b)		92	87,454
Post Holdings, Inc. 4.50%, 09/15/2031(b)		131	122,473
4.625%, 04/15/2030(b)		821	785,250
5.50%, 12/15/2029(b)		1,184	1,175,549
6.25%, 10/15/2034(b)		785	791,193
Primo Water Holdings, Inc. 4.375%, 04/30/2029(b)		1,632	1,564,328
Sotera Health Holdings LLC 7.375%, 06/01/2031(b)		1,245	1,294,052
Spectrum Brands, Inc. 3.875%, 03/15/2031(b)		1,077	956,038
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(b)		837	873,639
Tempur Sealy International, Inc. 3.875%, 10/15/2031(b)		3	2,672
4.00%, 04/15/2029(b)		467	435,168
Tenet Healthcare Corp. 4.375%, 01/15/2030		2,307	2,214,579
4.625%, 06/15/2028		449	441,066
5.125%, 11/01/2027		11	10,967
Triton Water Holdings, Inc. 6.25%, 04/01/2029(b)		696	694,996
US Acute Care Solutions LLC 9.75%, 05/15/2029(b)		61	63,166
US Foods, Inc. 4.75%, 02/15/2029(b)		88	85,869
5.75%, 04/15/2033(b)		353	353,436

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.875%, 09/15/2028(b)	U.S.$	79	$82,358
Vector Group Ltd. 5.75%, 02/01/2029(b)		445	451,474
Vista Outdoor, Inc. 4.50%, 03/15/2029(b)		363	360,593

			74,259,055

Energy – 7.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(b)		80	79,259
5.75%, 03/01/2027(b)		80	80,132
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/2026(b)		3	3,001
Berry Petroleum Co. LLC 7.00%, 02/15/2026(b)		245	238,098
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(b)		501	521,099
7.25%, 07/15/2032(b)		444	466,376
Buckeye Partners LP 3.95%, 12/01/2026		91	88,341
4.125%, 03/01/2025(b)		57	56,535
4.125%, 12/01/2027		436	419,731
4.50%, 03/01/2028(b)		18	17,459
6.875%, 07/01/2029(b)		1,575	1,614,189
California Resources Corp. 8.25%, 06/15/2029(b)		84	85,669
CITGO Petroleum Corp. 6.375%, 06/15/2026(b)		471	471,554
7.00%, 06/15/2025(b)		1,781	1,781,024
8.375%, 01/15/2029(b)		844	878,081
Civitas Resources, Inc. 5.00%, 10/15/2026(b)		2,155	2,131,178
8.375%, 07/01/2028(b)		1,315	1,374,288
8.625%, 11/01/2030(b)		521	552,365
8.75%, 07/01/2031(b)		1,137	1,205,220
CNX Resources Corp. 6.00%, 01/15/2029(b)		1,156	1,162,366
7.25%, 03/01/2032(b)		876	919,095
7.375%, 01/15/2031(b)		507	530,173
Comstock Resources, Inc. 6.75%, 03/01/2029(b)		294	287,390
Crescent Energy Finance LLC 7.375%, 01/15/2033(b)		470	462,006
7.625%, 04/01/2032(b)		258	258,764
9.25%, 02/15/2028(b)		1,484	1,549,670

26 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CVR Energy, Inc. 8.50%, 01/15/2029(b)	U.S.$	83	$83,979
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(b)		1,318	1,342,012
Enerflex Ltd. 9.00%, 10/15/2027(b)		357	370,180
EnLink Midstream Partners LP Series C 9.31% (CME Term SOFR 3 Month + 4.37%), 10/17/2024(j)(l)		2,734	2,737,792
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		440	445,499
8.25%, 01/15/2029		1,359	1,406,629
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		1,921	1,927,331
Gulfport Energy Corp. 6.75%, 09/01/2029(b)		391	395,449
Hess Midstream Operations LP 4.25%, 02/15/2030(b)		798	761,952
5.625%, 02/15/2026(b)		536	536,081
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(b)		313	304,741
6.00%, 02/01/2031(b)		412	400,159
6.25%, 11/01/2028(b)		2	1,998
6.25%, 04/15/2032(b)		89	86,665
6.875%, 05/15/2034(b)		845	842,881
8.375%, 11/01/2033(b)		1,299	1,400,033
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032(b)		568	588,048
8.875%, 07/15/2028(b)		702	744,860
ITT Holdings LLC 6.50%, 08/01/2029(b)		2,506	2,377,256
KCA Deutag UK Finance PLC 9.875%, 12/01/2025(b)		331	332,644
Kodiak Gas Services LLC 7.25%, 02/15/2029(b)		1,593	1,649,293
Matador Resources Co. 6.25%, 04/15/2033(b)		579	570,386
6.50%, 04/15/2032(b)		600	598,772
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(b)		1,394	1,376,565
Murphy Oil Corp. 6.00%, 10/01/2032		749	738,591
Nabors Industries Ltd. 7.50%, 01/15/2028(b)		1,042	977,574

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nabors Industries, Inc. 7.375%, 05/15/2027(b)	U.S.$	839	$841,005
9.125%, 01/31/2030(b)		128	132,015
New Fortress Energy, Inc. 6.50%, 09/30/2026(b)		2,893	2,435,866
6.75%, 09/15/2025(b)		698	666,918
8.75%, 03/15/2029(b)(d)		1,582	1,193,024
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(b)		1,709	1,752,357
8.375%, 02/15/2032(b)		1,242	1,280,026
NuStar Logistics LP 5.625%, 04/28/2027		925	928,995
5.75%, 10/01/2025		470	470,304
6.00%, 06/01/2026		80	80,534
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		744	735,013
7.875%, 09/15/2030(b)		2,289	2,357,483
Permian Resources Operating LLC 6.25%, 02/01/2033(b)		949	964,180
8.00%, 04/15/2027(b)		542	558,025
Saturn Oil & Gas, Inc. 9.625%, 06/15/2029(b)		349	344,895
Seadrill Finance Ltd. 8.375%, 08/01/2030(b)		351	367,016
SM Energy Co. 6.75%, 08/01/2029(b)		640	642,526
Southwestern Energy Co. 5.375%, 02/01/2029		187	186,237
5.375%, 03/15/2030		540	538,233
8.375%, 09/15/2028		120	123,472
Summit Midstream Holdings LLC 8.625%, 10/31/2029(b)		823	861,102
Sunoco LP 7.00%, 05/01/2029(b)		1,703	1,780,325
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		773	742,494
4.50%, 04/30/2030		425	407,013
7.00%, 09/15/2028(b)		79	82,009
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(b)		160	152,096
6.00%, 09/01/2031(b)		72	68,208
Talos Production, Inc. 9.00%, 02/01/2029(b)		490	504,608
9.375%, 02/01/2031(b)		582	598,184

28 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transocean Aquila Ltd. 8.00%, 09/30/2028(b)	U.S.$	1,077	$1,101,208
Transocean, Inc. 8.75%, 02/15/2030(b)		708	738,369
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027		4	4,036
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(b)		93	87,888
3.875%, 11/01/2033(b)		879	788,832
4.125%, 08/15/2031(b)		1,829	1,700,886
6.25%, 01/15/2030(b)		1,187	1,244,124
Venture Global LNG, Inc. 7.00%, 01/15/2030(b)		174	178,572
8.125%, 06/01/2028(b)		1,633	1,702,403
8.375%, 06/01/2031(b)		1,107	1,166,870
9.00%, 09/30/2029(b)(l)		1,828	1,853,300
9.50%, 02/01/2029(b)		1,663	1,869,689
9.875%, 02/01/2032(b)		2,794	3,104,882
Viridien 8.75%, 04/01/2027(b)		422	408,677
Weatherford International Ltd. 8.625%, 04/30/2030(b)		439	457,347

			78,431,679

Other Industrial – 0.5%
AECOM 5.125%, 03/15/2027		407	407,906
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(b)		1,116	1,115,296
Gates Corp./DE 6.875%, 07/01/2029(b)		345	357,429
Pachelbel Bidco SpA 7.125%, 05/17/2031(b)	EUR	734	870,439
8.07% (EURIBOR 3 Month + 4.25%), 05/17/2031(b)(j)		208	232,957
Resideo Funding, Inc. 6.50%, 07/15/2032(b)	U.S.$	1,065	1,094,444
Ritchie Bros Holdings, Inc. 7.75%, 03/15/2031(b)		14	14,938
Velocity Vehicle Group LLC 8.00%, 06/01/2029(b)		372	387,205

			4,480,614

Services – 2.7%
ADT Security Corp. (The) 4.125%, 08/01/2029(b)		370	353,372
4.875%, 07/15/2032(b)		1,012	968,061

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Allied Universal Holdco LLC 7.875%, 02/15/2031(b)	U.S.$	85	$86,884
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(b)		327	291,559
9.75%, 07/15/2027(b)		1,287	1,289,151
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(b)	EUR	255	267,395
4.625%, 06/01/2028(b)	U.S.$	4,455	4,182,752
4.875%, 06/01/2028(b)	GBP	1,010	1,244,154
AMN Healthcare, Inc. 4.625%, 10/01/2027(b)	U.S.$	4	3,914
ANGI Group LLC 3.875%, 08/15/2028(b)		2,420	2,219,788
APCOA Group GmbH 6.00%, 04/15/2031(b)	EUR	990	1,097,747
APX Group, Inc. 5.75%, 07/15/2029(b)	U.S.$	1,744	1,726,451
Block, Inc. 6.50%, 05/15/2032(b)		1,149	1,196,751
Brink’s Co. (The) 4.625%, 10/15/2027(b)		443	436,521
Garda World Security Corp. 4.625%, 02/15/2027(b)		188	184,587
7.75%, 02/15/2028(b)		1,281	1,330,943
8.25%, 08/01/2032(b)		838	858,453
9.50%, 11/01/2027(b)		479	479,198
GrubHub Holdings, Inc. 5.50%, 07/01/2027(b)		405	375,913
Korn Ferry 4.625%, 12/15/2027(b)		402	392,919
Matthews International Corp. 8.625%, 10/01/2027(b)		413	420,950
Millennium Escrow Corp. 6.625%, 08/01/2026(b)		2,154	1,350,307
Monitronics International, Inc. 9.125%, 04/01/2020(f)(g)(h)(i)(k)		958	– 0	–
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(b)		938	893,193
5.75%, 04/15/2026(b)		564	566,848
6.25%, 01/15/2028(b)		1,225	1,225,193
Q-Park Holding I BV 5.125%, 02/15/2030(b)	EUR	556	631,196
Rakuten Group, Inc. 11.25%, 02/15/2027(b)	U.S.$	441	482,419

30 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Service Corp. International/US 4.625%, 12/15/2027	U.S.$	534	$526,392
Shutterfly Finance LLC 9.75%, 10/01/2027(b)		7	7,006
Sotheby’s 7.375%, 10/15/2027(b)		413	397,451
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(b)	EUR	1,059	1,200,861

			26,688,329

Technology – 1.9%
Ahead DB Holdings LLC 6.625%, 05/01/2028(b)	U.S.$	725	701,605
Amentum Escrow Corp. 7.25%, 08/01/2032(b)		351	366,241
ASGN, Inc. 4.625%, 05/15/2028(b)		387	376,101
AthenaHealth Group, Inc. 6.50%, 02/15/2030(b)		1,754	1,686,174
CommScope LLC 6.00%, 03/01/2026(b)		616	598,273
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029(b)		366	352,598
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(b)		51	50,979
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(b)		1,041	1,098,859
GoTo Group, Inc. 5.50%, 05/01/2028(b)		1,403	754,200
Imola Merger Corp. 4.75%, 05/15/2029(b)		968	944,683
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(b)		386	380,445
Playtika Holding Corp. 4.25%, 03/15/2029(b)		1,199	1,100,022
Rackspace Finance LLC 3.50%, 05/15/2028(b)		3,030	1,516,163
Rocket Software, Inc. 9.00%, 11/28/2028(b)		1,421	1,482,715
Science Applications International Corp. 4.875%, 04/01/2028(b)		105	102,871
Seagate HDD Cayman 4.09%, 06/01/2029		1,214	1,165,401
9.625%, 12/01/2032		1,355	1,572,859
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(b)		3,230	3,030,004

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Virtusa Corp. 7.125%, 12/15/2028(b)	U.S.$	717	$679,650
Western Digital Corp. 4.75%, 02/15/2026		482	479,118

			18,438,961

Transportation - Airlines – 1.2%
Allegiant Travel Co. 7.25%, 08/15/2027(b)		127	125,597
American Airlines, Inc. 7.25%, 02/15/2028(b)		81	82,890
8.50%, 05/15/2029(b)		881	934,136
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(b)		1,414	1,409,660
5.75%, 04/20/2029(b)		2,558	2,554,457
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(b)		2,688	2,824,416
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(b)		1,590	872,809
United Airlines, Inc. 4.375%, 04/15/2026(b)		2,015	1,984,644
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 7.875%, 05/01/2027(b)		466	453,185
9.50%, 06/01/2028(b)		19	18,572

			11,260,366

Transportation - Services – 1.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(b)	EUR	525	589,715
6.125%, 10/15/2026(b)	U.S.$	228	228,280
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(b)		660	619,917
5.375%, 03/01/2029(b)		267	249,621
5.75%, 07/15/2027(b)		1,031	1,024,347
8.25%, 01/15/2030(b)		185	189,303
Avis Budget Finance PLC 7.25%, 07/31/2030(b)	EUR	952	1,057,069
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(b)		1,214	1,185,146
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(b)		132	142,583
Boels Topholding BV 6.25%, 02/15/2029(b)		862	994,311

32 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GN Bondco LLC 9.50%, 10/15/2031(b)	U.S.$	388	$408,143
Herc Holdings, Inc. 5.50%, 07/15/2027(b)		389	388,592
6.625%, 06/15/2029(b)		84	87,036
Hertz Corp. (The) 4.625%, 12/01/2026(b)(d)		1,432	1,127,885
5.00%, 12/01/2029(b)(d)		2,833	1,873,641
12.625%, 07/15/2029(b)		721	786,414
Loxam SAS 4.50%, 02/15/2027(b)	EUR	629	704,014
6.375%, 05/31/2029(b)		172	199,957
Rand Parent LLC 8.50%, 02/15/2030(b)	U.S.$	372	378,967
United Rentals North America, Inc. 4.00%, 07/15/2030		3	2,835

			12,237,776

			536,622,917

Financial Institutions – 6.8%
Banking – 0.7%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(l)		256	208,303
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(b)		106	105,909
9.75%, 03/15/2029(b)		2,779	2,938,403
Credit Acceptance Corp. 9.25%, 12/15/2028(b)		379	405,611
Freedom Mortgage Corp. 12.25%, 10/01/2030(b)		326	365,195
Synchrony Financial 7.25%, 02/02/2033		1,230	1,280,178
UniCredit SpA 5.46%, 06/30/2035(b)		243	239,872
5.86%, 06/19/2032(b)		1,048	1,054,589

			6,598,060

Brokerage – 1.1%
AG Issuer LLC 6.25%, 03/01/2028(b)		1,309	1,283,555
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(b)		784	803,301
Aretec Group, Inc. 7.50%, 04/01/2029(b)		641	609,043
10.00%, 08/15/2030(b)		1,885	2,008,340
Focus Financial Partners LLC 6.75%, 09/15/2031(b)		1,213	1,222,330

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hightower Holding LLC 6.75%, 04/15/2029(b)	U.S.$	2,936	$2,808,844
Osaic Holdings, Inc. 10.75%, 08/01/2027(b)		1,425	1,449,281
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(b)		996	1,045,808

			11,230,502

Finance – 2.2%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(b)		1,036	1,040,856
CNG Holdings, Inc. 14.50%, 06/30/2026(b)		794	670,930
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(b)		1,277	1,240,230
Curo SPV LLC 18.00%, 08/02/2027(f)(h)		2,214	2,297,296
Enova International, Inc. 9.125%, 08/01/2029(b)		1,884	1,933,630
11.25%, 12/15/2028(b)		651	701,651
Freedom Mortgage Holdings LLC 9.125%, 05/15/2031(b)		7	7,190
9.25%, 02/01/2029(b)		243	252,788
GGAM Finance Ltd. 8.00%, 02/15/2027(b)		1,324	1,384,151
8.00%, 06/15/2028(b)		1,069	1,146,566
goeasy Ltd. 7.625%, 07/01/2029(b)		627	649,715
9.25%, 12/01/2028(b)		1,043	1,124,799
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.75%, 01/15/2029(b)		621	644,338
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(b)		2,234	2,125,941
Midcap Financial Issuer Trust 6.50%, 05/01/2028(b)		431	418,002
Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(b)		670	666,796
Navient Corp. 4.875%, 03/15/2028		1,706	1,649,491
5.00%, 03/15/2027		585	579,982
5.625%, 08/01/2033		678	601,801
6.75%, 06/25/2025		954	960,128
6.75%, 06/15/2026		835	853,832
11.50%, 03/15/2031		868	991,676
OneMain Finance Corp. 7.125%, 11/15/2031		86	87,067

34 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SLM Corp. 3.125%, 11/02/2026	U.S.$	188	$180,728

			22,209,584

Insurance – 1.0%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(b)		152	143,787
7.50%, 11/06/2030(b)		414	426,372
8.25%, 02/01/2029(b)		1,048	1,081,645
8.50%, 06/15/2029(b)		985	1,029,887
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.50%, 10/01/2031(b)		990	1,001,568
6.75%, 04/15/2028(b)		285	289,566
AmWINS Group, Inc. 6.375%, 02/15/2029(b)		479	490,464
Ardonagh Finco Ltd. 6.875%, 02/15/2031(b)	EUR	286	321,661
7.75%, 02/15/2031(b)	U.S.$	739	764,015
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(b)		417	431,396
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(b)		880	912,039
HUB International Ltd. 7.25%, 06/15/2030(b)		1,725	1,798,441
7.375%, 01/31/2032(b)		753	778,274
Molina Healthcare, Inc. 4.375%, 06/15/2028(b)		456	443,298

			9,912,413

Other Finance – 0.7%
Armor Holdco, Inc. 8.50%, 11/15/2029(b)		1,967	1,887,374
Coinbase Global, Inc. 3.375%, 10/01/2028(b)		1,281	1,152,388
3.625%, 10/01/2031(b)		694	588,555
Encore Capital Group, Inc. 4.875%, 10/15/2025(b)	EUR	880	980,722
8.50%, 05/15/2030(b)	U.S.$	1,096	1,154,945
9.25%, 04/01/2029 (b)		986	1,062,029
PRA Group, Inc. 8.875%, 01/31/2030(b)		83	86,387
Titanium 2l Bondco SARL 6.25%, 01/14/2031(e)	EUR	218	67,115

			6,979,515

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

REITs – 1.1%
Aedas Homes Opco SL 4.00%, 08/15/2026(b)	U.S.$	1,580	$1,758,367
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(b)		9	7,506
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029(b)		428	383,244
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(b)		902	877,432
5.75%, 05/15/2026(b)		160	159,191
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a)(b)		1,653	1,692,697
Iron Mountain, Inc. 4.875%, 09/15/2027(b)		1,051	1,043,020
5.25%, 03/15/2028(b)		1,352	1,346,737
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(b)		8	7,818
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 08/01/2026		585	556,442
Office Properties Income Trust 9.00%, 09/30/2029(b)		444	379,400
Rithm Capital Corp. 8.00%, 04/01/2029(b)		345	349,459
RLJ Lodging Trust LP 3.75%, 07/01/2026(b)		413	403,953
Service Properties Trust 4.95%, 10/01/2029		85	67,617
8.375%, 06/15/2029		626	626,000
8.625%, 11/15/2031(b)		991	1,077,687
Vivion Investments SARL Series E 8.00%, 02/28/2029(a)(b)(e)	EUR	3	3,018

			10,739,588

			67,669,662

Utility – 1.1%
Electric – 1.1%
Alpha Generation LLC 6.75%, 10/15/2032(b)	U.S.$	515	522,699
Calpine Corp. 3.75%, 03/01/2031(b)		330	305,543
4.50%, 02/15/2028(b)		850	829,805
EUSHI Finance, Inc. 7.625%, 12/15/2054(b)		337	356,138

36 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lightning Power LLC 7.25%, 08/15/2032(b)	U.S.$	1,225	$1,286,241
NextEra Energy Operating Partners LP 4.50%, 09/15/2027(b)		18	17,587
7.25%, 01/15/2029(b)		427	450,083
NRG Energy, Inc. 3.375%, 02/15/2029(b)		1,573	1,466,733
3.625%, 02/15/2031(b)		445	403,482
3.875%, 02/15/2032(b)		188	171,358
5.25%, 06/15/2029(b)		80	79,737
6.625%, 01/15/2027		7	7,002
10.25%, 03/15/2028(b)(l)		842	949,247
PG&E Corp. 5.00%, 07/01/2028		480	476,089
Vistra Corp. 7.00%, 12/15/2026(b)(l)		835	852,961
8.00%, 10/15/2026 (b)(l)		1,003	1,048,857
Vistra Operations Co. LLC 4.375%, 05/01/2029(b)		91	88,112
5.00%, 07/31/2027(b)		80	79,488
5.625%, 02/15/2027(b)		80	79,897
7.75%, 10/15/2031(b)		990	1,065,550

			10,536,609

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		183	179,645
5.875%, 08/20/2026		3	2,988
9.375%, 06/01/2028(b)		430	451,773

			634,406

			11,171,015

Corporates - Non-Investment Grade – 0.1%
Capital Goods – 0.1%
Terex Corp. 6.25%, 10/15/2032(b)		854	854,000

Total Corporates - Non-Investment Grade (cost $626,739,010)			616,317,594

CORPORATES - INVESTMENT GRADE – 14.2%
Financial Institutions – 6.4%
Banking – 4.2%
Ally Financial, Inc. 5.75%, 11/20/2025		17	17,081
6.70%, 02/14/2033		921	943,939
6.85%, 01/03/2030		380	401,331

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

8.00%, 11/01/2031	U.S.$	281	$318,017
Series B 4.70%, 05/15/2026(l)		2,950	2,566,667
Banco de Credito del Peru SA 5.85%, 01/11/2029(b)		664	692,094
Banco Santander SA 3.225%, 11/22/2032		200	176,916
6.92%, 08/08/2033		2,600	2,880,050
9.625%, 05/21/2033(l)		1,400	1,648,871
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(b)		450	450,193
Barclays PLC 6.125%, 12/15/2025(l)		394	392,955
7.12%, 06/27/2034		361	402,191
BBVA Bancomer SA/Texas 5.25%, 09/10/2029(b)		461	467,915
BNP Paribas SA 4.625%, 02/25/2031(b)(l)		2,924	2,557,361
BPCE SA 6.51%, 01/18/2035(b)		1,245	1,312,666
Series E 0.75%, 03/03/2031(b)	EUR	600	565,515
4.125%, 03/08/2033(b)		100	114,683
CaixaBank SA 5.875%, 10/09/2027(b)(l)		1,000	1,118,634
Capital One Financial Corp. 2.36%, 07/29/2032	U.S.$	427	349,496
6.05%, 02/01/2035		654	692,535
Citigroup, Inc. Series AA 7.625%, 11/15/2028(l)		339	363,033
Series W 4.00%, 12/10/2025(l)		413	404,828
Citizens Financial Group, Inc. 6.645%, 04/25/2035		237	260,006
Deutsche Bank AG/New York NY 7.08%, 02/10/2034		1,509	1,627,547
Discover Financial Services 7.96%, 11/02/2034		567	665,851
Fifth Third Bancorp 8.25%, 03/01/2038		234	294,736
Goldman Sachs Group, Inc. (The) Series P 8.24% (SOFR + 3.14%), 10/21/2024(j)(l)		1,130	1,130,919
HSBC Holdings PLC 6.50%, 09/15/2037		309	338,809
7.40%, 11/13/2034		1,033	1,185,922
8.11%, 11/03/2033		225	267,874

38 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series E 4.75%, 07/04/2029(b)(l)	EUR	1,595	$1,733,023
Intesa Sanpaolo SpA 4.20%, 06/01/2032(b)	U.S.$	845	753,568
5.71%, 01/15/2026(b)		1,232	1,241,547
6.625%, 06/20/2033(b)		997	1,092,468
7.20%, 11/28/2033(b)		832	947,249
7.80%, 11/28/2053(b)		448	536,770
KeyCorp 6.40%, 03/06/2035		19	20,646
Lloyds Banking Group PLC 7.50%, 09/27/2025(l)		1,737	1,755,813
M&T Bank Corp. 5.05%, 01/27/2034		165	163,560
NatWest Group PLC 6.475%, 06/01/2034		248	261,053
8.125%, 11/10/2033(l)		415	453,362
Nordea Bank Abp 6.625%, 03/26/2026(b)(l)		3,065	3,096,282
PNC Financial Services Group, Inc. (The) Series R 8.32% (CME Term SOFR 3 Month + 3.30%), 12/01/2024(j)(l)		503	507,936
Santander Holdings USA, Inc. 6.17%, 01/09/2030		676	705,318
6.565%, 06/12/2029		163	171,029
Societe Generale SA 7.37%, 01/10/2053(b)		203	212,300
Synchrony Financial 4.875%, 06/13/2025		6	5,984
5.935%, 08/02/2030		808	830,588
UBS Group AG 3.875%, 06/02/2026(b)(l)		682	648,746
9.25%, 11/13/2028(b)(l)		448	495,600
9.25%, 11/13/2033(b)(l)		380	448,237
Western Alliance Bancorp 3.00%, 06/15/2031		426	392,131

			41,081,845

Brokerage – 0.2%
BGC Group, Inc. 6.60%, 06/10/2029(b)		83	85,850
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(l)		1,251	1,200,823
CI Financial Corp. 3.20%, 12/17/2030		411	348,383

			1,635,056

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Finance – 0.6%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)	U.S.$	1,229	$1,200,980
Apollo Debt Solutions BDC 6.70%, 07/29/2031(b)		85	87,465
6.90%, 04/13/2029(b)		84	87,316
Blackstone Private Credit Fund 2.625%, 12/15/2026		117	110,620
5.25%, 04/01/2030(b)		88	86,696
7.30%, 11/27/2028(b)		78	83,029
Blue Owl Credit Income Corp. 5.80%, 03/15/2030(b)		87	86,187
FS KKR Capital Corp. 3.125%, 10/12/2028		288	261,591
6.875%, 08/15/2029		66	68,682
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(b)		358	346,885
HPS Corporate Lending Fund 6.25%, 09/30/2029(b)		84	85,510
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(b)		400	391,624
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(b)		200	196,812
4.875%, 11/22/2026(b)		230	226,621
5.50%, 01/16/2025(b)		1,082	1,080,918
ILFC E-Capital Trust II 6.815% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(b)(j)		2,000	1,604,175
Main Street Capital Corp. 6.50%, 06/04/2027		58	59,300
Oaktree Strategic Credit Fund 6.50%, 07/23/2029(b)		85	86,293
Sixth Street Lending Partners 5.75%, 01/15/2030(b)		87	86,701
6.50%, 03/11/2029(b)		84	86,130

			6,323,535

Insurance – 1.0%
Aegon Ltd. 5.50%, 04/11/2048		346	345,363
Allstate Corp. (The) 6.50%, 05/15/2057		828	873,280
American International Group, Inc. Series A-9 5.75%, 04/01/2048		336	337,489

40 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Athene Global Funding 5.53%, 07/11/2031(b)	U.S.$	1,822	$1,872,494
Global Atlantic Fin Co. 4.70%, 10/15/2051(b)		425	408,968
7.95%, 10/15/2054(b)		24	24,998
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(b)		2,187	2,406,727
MetLife, Inc. 9.25%, 04/08/2038(b)		125	148,975
10.75%, 08/01/2039		2,350	3,362,241
Prudential Financial, Inc. 5.375%, 05/15/2045		339	337,505

			10,118,040

REITs – 0.4%
Newmark Group, Inc. 7.50%, 01/12/2029		2,033	2,196,394
Trust Fibra Uno 4.87%, 01/15/2030(b)		1,480	1,372,700
5.25%, 01/30/2026(b)		209	208,068

			3,777,162

			62,935,638

Industrial – 6.3%
Basic – 0.7%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		647	609,797
Freeport Indonesia PT 4.76%, 04/14/2027(b)		281	282,405
Industrias Penoles SAB de CV 5.65%, 09/12/2049(b)		386	351,622
Inversiones CMPC SA 6.125%, 02/26/2034(b)		453	479,634
MEGlobal Canada ULC 5.875%, 05/18/2030(b)		343	358,651
Nexa Resources SA 6.50%, 01/18/2028(b)		524	540,703
6.75%, 04/09/2034(b)		961	1,017,488
OCP SA 6.75%, 05/02/2034(b)		412	441,549
Olin Corp. 5.625%, 08/01/2029		272	272,831
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(b)		406	436,450
Suzano Austria GmbH 3.75%, 01/15/2031		262	241,354
5.00%, 01/15/2030		218	216,965
6.00%, 01/15/2029		1,125	1,161,000

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series DM3N 3.125%, 01/15/2032	U.S.$	331	$287,639

			6,698,088

Capital Goods – 0.1%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	929,980
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(b)		222	228,632

			1,158,612

Communications - Media – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		834	636,715
5.50%, 04/01/2063		213	172,952
DIRECTV Financing LLC 8.875%, 02/01/2030(b)		1,202	1,210,938
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(b)		2,806	2,751,398
Grupo Televisa SAB 4.625%, 01/30/2026		495	486,842
Paramount Global 4.20%, 06/01/2029		140	132,905
4.20%, 05/19/2032		825	732,305
4.95%, 01/15/2031		565	533,977
5.50%, 05/15/2033		504	470,086
6.875%, 04/30/2036		564	570,462
7.875%, 07/30/2030		270	295,265
Prosus NV 3.06%, 07/13/2031(b)		1,998	1,761,362
4.03%, 08/03/2050(b)		331	241,011
Warnermedia Holdings, Inc. 4.28%, 03/15/2032		1,034	918,333
5.05%, 03/15/2042		418	341,431
Weibo Corp. 3.375%, 07/08/2030		1,562	1,434,119

			12,690,101

Consumer Cyclical - Automotive – 0.8%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(b)		452	466,163
Ford Motor Co. 3.25%, 02/12/2032		4,123	3,512,532
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(b)		127	130,140
6.50%, 03/10/2028(b)		1,489	1,551,490

42 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028(b)	U.S.$	575	$513,409
2.75%, 03/09/2028(b)		1,112	1,018,694
5.30%, 09/13/2027(b)		434	433,170
7.05%, 09/15/2028(b)		5	5,292
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(b)		233	220,675

			7,851,565

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(b)		1,739	1,678,721

Consumer Cyclical - Other – 0.8%
Flutter Treasury DAC 5.00%, 04/29/2029(b)	EUR	155	177,737
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(b)	U.S.$	891	809,975
International Game Technology PLC 3.50%, 06/15/2026(b)	EUR	100	110,914
4.125%, 04/15/2026(b)	U.S.$	203	200,468
6.25%, 01/15/2027(b)		473	481,780
Las Vegas Sands Corp. 2.90%, 06/25/2025		4	3,929
MDC Holdings, Inc. 6.00%, 01/15/2043		1,881	2,000,549
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(b)		1,700	1,532,938
4.625%, 04/06/2031(b)		1,100	955,733
Sands China Ltd. 2.85%, 03/08/2029(a)		206	186,904
3.25%, 08/08/2031(a)(d)		285	250,265
4.375%, 06/18/2030(a)		935	895,661
5.40%, 08/08/2028(a)		481	484,607

			8,091,460

Consumer Cyclical - Retailers – 0.3%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(b)		1,571	1,539,579
6.125%, 03/15/2032(b)		509	493,567
Tapestry, Inc. 7.85%, 11/27/2033		309	334,378

			2,367,524

Consumer Non-Cyclical – 0.4%
BAT Capital Corp. 7.08%, 08/02/2053		227	263,594

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cencosud SA 5.95%, 05/28/2031(b)	U.S.$	481	$501,322
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(b)		770	724,582
4.00%, 03/15/2031(b)		45	41,503
Imperial Brands Finance PLC 5.875%, 07/01/2034(b)		1,250	1,296,946
Jazz Securities DAC 4.375%, 01/15/2029(b)		1,487	1,436,289
Reynolds American, Inc. 5.85%, 08/15/2045		47	47,008

			4,311,244

Energy – 1.3%
Apache Corp. 4.75%, 04/15/2043		8	6,607
Energy Transfer LP 8.00%, 05/15/2054		1,477	1,589,752
EnLink Midstream Partners LP 5.05%, 04/01/2045		403	361,211
5.60%, 04/01/2044		52	49,694
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077		353	348,734
EQM Midstream Partners LP 4.50%, 01/15/2029(b)		898	878,475
5.50%, 07/15/2028		845	857,079
6.375%, 04/01/2029(b)		315	325,459
Harbour Energy PLC 5.50%, 10/15/2026(b)		375	373,785
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(b)		403	451,965
KazMunayGas National Co. JSC 5.375%, 04/24/2030(b)		1,928	1,941,322
Occidental Petroleum Corp. 6.20%, 03/15/2040		2	2,074
7.50%, 05/01/2031		4	4,540
ONEOK, Inc. 5.70%, 11/01/2054		1,272	1,265,382
Ovintiv, Inc. 6.50%, 02/01/2038		175	187,228
Raizen Fuels Finance SA 6.45%, 03/05/2034(b)		464	489,944
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		1,902	1,649,319
Var Energi ASA 8.00%, 11/15/2032(b)		1,300	1,505,237

			12,287,807

44 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(b)	U.S.$	100	$96,250
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(b)		418	432,391

			528,641

Services – 0.0%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(b)	GBP	163	235,356
IHS Markit Ltd. 4.75%, 08/01/2028	U.S.$	104	102,264

			337,620

Technology – 0.0%
Gartner, Inc. 3.625%, 06/15/2029(b)		7	6,686
Lenovo Group Ltd. 3.42%, 11/02/2030(b)		289	268,228
Western Digital Corp. 2.85%, 02/01/2029		30	27,319
3.10%, 02/01/2032		65	55,998

			358,231

Transportation - Airlines – 0.1%
Air Canada 3.875%, 08/15/2026(b)		1,303	1,268,957

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		366	342,174

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(b)		1,175	1,107,437
AerCap Global Aviation Trust 6.50%, 06/15/2045(b)		235	234,865
United Rentals North America, Inc. 3.875%, 11/15/2027		832	811,331

			2,153,633

			62,124,378

Utility – 1.5%
Electric – 1.5%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(b)		430	373,025
3.95%, 02/12/2030(b)		806	727,163

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AES Andes SA 6.30%, 03/15/2029(b)	U.S.$	1,037	$1,074,643
Alexander Funding Trust II 7.47%, 07/31/2028(b)		685	738,800
American Electric Power Co., Inc. 6.95%, 12/15/2054		594	632,469
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(b)		447	477,172
Cometa Energia SA de CV 6.375%, 04/24/2035(b)		594	598,466
Edison International 8.125%, 06/15/2053		388	408,255
Electricite de France SA 9.125%, 03/15/2033(b)(l)		427	486,420
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(b)		1,640	1,487,890
Enel Finance International NV 7.75%, 10/14/2052(b)		275	350,932
Engie Energia Chile SA 6.375%, 04/17/2034(b)		920	976,902
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(b)		221	229,564
FirstEnergy Corp. Series C 4.85%, 07/15/2047(a)		7	6,424
Israel Electric Corp., Ltd. 7.75%, 12/15/2027(b)		555	590,944
Series G 4.25%, 08/14/2028(b)		1,564	1,498,531
Kallpa Generacion SA 4.125%, 08/16/2027(b)		488	477,752
Minejesa Capital BV 4.625%, 08/10/2030(b)		1,280	1,262,745
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		462	484,198
Niagara Energy SAC 5.75%, 10/03/2034(b)		492	493,476
NRG Energy, Inc. 7.00%, 03/15/2033(b)		323	358,204
Palomino Funding Trust I 7.23%, 05/17/2028(b)		806	864,514

			14,598,489

46 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(b)	U.S.$	470	$501,725

			15,100,214

Total Corporates - Investment Grade (cost $133,695,654)			140,160,230

EMERGING MARKETS - CORPORATE BONDS – 6.1%
Industrial – 5.5%
Basic – 1.9%
Braskem Idesa SAPI 6.99%, 02/20/2032(b)		904	711,900
7.45%, 11/15/2029(b)		1,393	1,202,159
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)		1,720	1,618,950
4.50%, 01/31/2030(b)		966	861,382
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(b)		1,072	1,054,044
CSN Inova Ventures 6.75%, 01/28/2028(b)		1,694	1,637,759
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(b)		486	499,365
First Quantum Minerals Ltd. 6.875%, 10/15/2027(b)		1,215	1,195,110
8.625%, 06/01/2031(b)		832	833,040
9.375%, 03/01/2029(b)		438	464,412
Indika Energy Tbk PT 8.75%, 05/07/2029(b)		476	486,710
JSW Steel Ltd. 3.95%, 04/05/2027(b)		409	392,768
5.05%, 04/05/2032(b)		658	604,126
Sasol Financing USA LLC 5.50%, 03/18/2031		558	498,015
8.75%, 05/03/2029(b)		1,527	1,614,617
Stillwater Mining Co. 4.00%, 11/16/2026(b)		1,698	1,621,590
4.50%, 11/16/2029(b)		309	262,940
UPL Corp., Ltd. 4.50%, 03/08/2028(b)		616	556,132
4.625%, 06/16/2030(b)		673	573,102
Vedanta Resources Finance II PLC 10.875%, 09/17/2029(b)		985	998,658
Volcan Cia Minera SAA 8.75%, 01/24/2030(b)		724	624,349

			18,311,128

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.2%
Cemex SAB de CV 5.125%, 06/08/2026(b)(l)	U.S.$	1,028	$1,010,010
9.125%, 03/14/2028(b)(l)		386	420,779
IHS Holding Ltd. 6.25%, 11/29/2028(b)		383	357,626

			1,788,415

Communications - Media – 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		1,676	1,577,535
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(b)		505	462,550

			2,040,085

Communications - Telecommunications – 0.2%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(c)(f)		98	1,361
HTA Group Ltd./Mauritius 7.50%, 06/04/2029(b)		457	463,421
Millicom International Cellular SA 7.375%, 04/02/2032(b)		343	351,627
Sable International Finance Ltd. 7.125%, 10/15/2032(b)		688	689,282
Turk Telekomunikasyon AS 7.375%, 05/20/2029(b)		481	492,145

			1,997,836

Consumer Cyclical - Automotive – 0.0%
Ford Otomotiv Sanayi AS 7.125%, 04/25/2029(b)		236	243,611

Consumer Cyclical - Other – 1.0%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(b)		200	209,004
Allwyn International AS 3.875%, 02/15/2027(b)	EUR	170	187,107
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(b)	U.S.$	1,356	1,272,945
5.625%, 07/17/2027(b)		965	939,367
5.75%, 07/21/2028(b)		1,255	1,212,644
MGM China Holdings Ltd. 4.75%, 02/01/2027(b)		1,122	1,091,846
5.25%, 06/18/2025(b)		222	220,751
5.875%, 05/15/2026(b)		414	413,094
Studio City Co., Ltd. 7.00%, 02/15/2027(b)		289	291,709

48 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Studio City Finance Ltd. 6.00%, 07/15/2025(b)	U.S.$	448	$447,552
Wynn Macau Ltd. 4.875%, 10/01/2024(b)		286	286,000
5.125%, 12/15/2029(b)		241	226,239
5.50%, 01/15/2026(b)		1,496	1,485,248
5.50%, 10/01/2027(b)		947	928,060
5.625%, 08/26/2028(b)		717	696,422

			9,907,988

Consumer Cyclical - Retailers – 0.1%
Falabella SA 3.375%, 01/15/2032(b)		583	490,449
3.75%, 10/30/2027(b)		950	903,925
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(f)(g)(h)(i)	ZAR	45	– 0	–
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(c)(f)(g)(h)(i)	U.S.$	1,100	– 0	–
K2016470260 South Africa Ltd.
25.00%, 12/31/2022(c)(f)(g)(h)(i)		771	– 0	–

			1,394,374

Consumer Non-Cyclical – 0.7%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(c)(f)(h)		780	225,817
BRF SA 4.875%, 01/24/2030(b)		655	632,573
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(b)		377	365,501
MARB BondCo PLC 3.95%, 01/29/2031(b)		1,762	1,554,613
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(b)		246	226,950
Rede D’or Finance SARL 4.95%, 01/17/2028(b)		445	439,438
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	446	491,937
4.375%, 05/09/2030		1,000	1,106,738
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	517	508,922
5.125%, 05/09/2029(d)		517	511,830
7.875%, 09/15/2029		506	558,624
8.125%, 09/15/2031		506	580,246

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c)(f)(g)(h)(i)	U.S.$	4,062	$406
10.875%, 01/13/2020(c)(f)(g)(h)(i)		480	48
11.75%, 02/09/2022(c)(f)(g)(h)(i)		1,609	161

			7,203,804

Energy – 1.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(b)		519	519,210
Azure Power Solar Energy Pvt. Ltd. 5.65%, 12/24/2024(b)		479	477,817
Canacol Energy Ltd. 5.75%, 11/24/2028(b)		544	282,983
Cosan Luxembourg SA 5.50%, 09/20/2029(b)		461	454,776
Ecopetrol SA 4.625%, 11/02/2031		841	720,485
6.875%, 04/29/2030		782	780,139
8.625%, 01/19/2029		2,054	2,208,563
Geopark Ltd. 5.50%, 01/17/2027(b)		317	301,594
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(b)		1,006	952,179
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(b)		1,462	1,455,604
Leviathan Bond Ltd. 6.125%, 06/30/2025(b)		672	660,124
6.50%, 06/30/2027(b)		1,327	1,255,595
MV24 Capital BV 6.75%, 06/01/2034(b)		438	427,943
Oleoducto Central SA 4.00%, 07/14/2027(b)		424	405,556
SierraCol Energy Andina LLC 6.00%, 06/15/2028(b)		319	292,683

			11,195,251

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(b)		454	440,380

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(b)		204	198,390

			54,721,262

50 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.5%
Electric – 0.4%
AES Andes SA 6.35%, 10/07/2079(b)	U.S.$	286	$283,632
8.15%, 06/10/2055(b)		274	282,985
Continuum Energy Aura Pte Ltd. 9.50%, 02/24/2027(b)		401	420,799
Continuum Green Energy India Pvt./Co-Issuers
7.50%, 06/26/2033(b)		481	505,800
Diamond II Ltd.
7.95%, 07/28/2026(b)		597	605,438
India Clean Energy Holdings
4.50%, 04/18/2027(b)		511	483,534
Investment Energy Resources Ltd.
6.25%, 04/26/2029(b)		403	396,955
Sorik Marapi Geothermal Power PT
7.75%, 08/05/2031(b)		420	417,375
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/2033(b)		179	182,838
Terraform Global Operating LP 6.125%, 03/01/2026(b)		118	118,231

			3,697,587

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(b)		367	372,788
9.00%, 01/20/2031(b)		276	298,405

			671,193

			4,368,780

Financial Institutions – 0.1%
Banking – 0.1%
Akbank TAS 7.50%, 01/20/2030(b)		263	271,548
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(b)		465	505,980
Yapi ve Kredi Bankasi AS 9.25%, 10/16/2028(b)		400	438,625

			1,216,153

Total Emerging Markets - Corporate Bonds (cost $65,242,616)			60,306,195

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS –3.3%
CLO - Floating Rate – 3.3%
AMMC CLO 25 Ltd. Series 2022-25A, Class ER 12.05% (CME Term SOFR 3 Month + 6.75%), 04/15/2035(b)(j)	U.S.$	5,000	$5,007,335
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.55% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(b)(j)		2,358	2,361,055
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class ER
11.94% (CME Term SOFR 3 Month + 6.66%), 01/20/2032(b)(j)		3,100	3,099,798
Series 2021-2A, Class E 12.14% (CME Term SOFR 3 Month + 6.86%), 01/20/2035(b)(j)		1,000	953,137
Series 2022-1A, Class E 13.21% (CME Term SOFR 3 Month + 7.93%), 04/20/2034(b)(j)		3,700	3,687,191
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 11.78% (CME Term SOFR 3 Month + 6.48%), 04/15/2034(b)(j)		250	250,872
Crown Point CLO 11 Ltd. Series 2021-11A, Class E 12.36% (CME Term SOFR 3 Month + 7.07%), 01/17/2034(b)(j)		2,000	2,002,486
Elmwood CLO IX Ltd. Series 2021-2A, Class E 11.49% (CME Term SOFR 3 Month + 6.21%), 07/20/2034(b)(j)		250	251,107
Elmwood CLO XII Ltd. Series 2021-5A, Class E 11.89% (CME Term SOFR 3 Month + 6.61%), 01/20/2035(b)(j)		650	653,546
Galaxy 30 CLO Ltd. Series 2022-30A, Class E 12.25% (CME Term SOFR 3 Month + 6.95%), 04/15/2035(b)(j)		2,000	2,002,458
OCP CLO Ltd. Series 2021-21A, Class E 11.82% (CME Term SOFR 3 Month + 6.54%), 07/20/2034(b)(j)		250	250,342

52 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Palmer Square CLO Ltd. Series 2021-3A, Class E 11.71% (CME Term SOFR 3 Month + 6.41%), 01/15/2035(b)(j)	U.S.$	4,100	$4,114,067
Rad CLO 10 Ltd. Series 2021-10A, Class E 11.395% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(b)(j)		750	750,075
Rad CLO 11 Ltd. Series 2021-11A, Class E 11.81% (CME Term SOFR 3 Month + 6.51%), 04/15/2034(b)(j)		355	354,254
Regatta XIX Funding Ltd. Series 2022-1A, Class E 12.16% (CME Term SOFR 3 Month + 6.88%), 04/20/2035(b)(j)		349	350,131
Regatta XXIV Funding Ltd. Series 2021-5A, Class E 12.34% (CME Term SOFR 3 Month + 7.06%), 01/20/2035(b)(j)		3,600	3,616,492
Sixth Street CLO XVIII Ltd. Series 2021-18A, Class E 12.04% (CME Term SOFR 3 Month + 6.76%), 04/20/2034(b)(j)		1,238	1,244,331
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 11.69% (CME Term SOFR 3 Month + 6.41%), 10/20/2034(b)(j)		679	681,154
Voya CLO Ltd. Series 2019-1A, Class DR 8.41% (CME Term SOFR 3 Month + 3.11%), 04/15/2031(b)(j)		1,050	1,049,598

Total Collateralized Loan Obligations (cost $32,531,935)			32,679,429

BANK LOANS – 2.9%
Industrial – 2.6%
Capital Goods – 0.2%
ACProducts Holdings, Inc. 9.115% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(m)		1,913	1,594,409
Chariot Buyer LLC 8.195% (CME Term SOFR 1 Month + 3.25%), 11/03/2028(m)		156	154,666
TransDigm, Inc. 7.10% (CME Term SOFR 3 Month + 2.50%), 02/28/2031(m)		290	289,242

			2,038,317

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 0.4%
Advantage Sales & Marketing, Inc. 9.83% (CME Term SOFR 3 Month + 4.25%), 10/28/2027(m)	U.S.$	1,682	$1,631,028
DIRECTV Financing, LLC 10.21% (CME Term SOFR 1 Month + 5.25%), 08/02/2029(m)		521	511,297
Gray Television, Inc. 8.315% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(m)		2,275	2,093,296

			4,235,621

Communications - Telecommunications – 0.4%
Crown Subsea Communications Holding, Inc. 9.25% (CME Term SOFR 3 Month + 4.00%), 01/30/2031(m)		1,426	1,433,200
Zacapa SARL 8.60% (CME Term SOFR 3 Month + 4.00%), 03/22/2029(m)		2,089	2,091,719

			3,524,919

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.10% (CME Term SOFR 1 Month + 2.75%), 12/15/2027(m)		158	157,359

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group LLC 8.71% (CME Term SOFR 1 Month + 3.75%), 03/06/2028(m)		468	467,892

Consumer Non-Cyclical – 0.7%
Gainwell Acquisition Corp. 8.70% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(m)		1,194	1,133,324
Neptune Bidco US, Inc. 10.40% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(m)		2,080	1,948,523
PetSmart LLC 8.695% (CME Term SOFR 1 Month + 3.75%), 02/11/2028(m)		2,163	2,141,859
US Radiology Specialists, Inc. 10.585% (CME Term SOFR 1 Month + 5.25%), 12/15/2027(m)		1,916	1,916,021

			7,139,727

Energy – 0.2%
GIP II Blue Holding LP 9.00% (CME Term SOFR 1 Month + 3.75%), 09/29/2028(m)		2,001	2,005,318

54 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.2%
American Tire Distributors, Inc. 11.80% (CME Term SOFR 3 Month + 6.25%), 10/20/2028(m)	U.S.$	2,061	$1,219,463
Dealer Tire Financial LLC 8.345% (CME Term SOFR 1 Month + 3.50%), 07/02/2031(m)		287	287,748

			1,507,211

Technology – 0.4%
Ascend Learning LLC 10.695% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(m)		840	811,650
Boxer Parent Co., Inc. 9.005% (CME Term SOFR 3 Month + 3.75%), 07/30/2031(m)		1,464	1,459,742
FINThrive Software Intermediate Holdings, Inc. 11.71% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(m)		660	274,039
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(f)(h)(i)(m)(n)		1,518	11,388
Peraton Corp. 8.695% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(m)		604	580,332
Vericast Corp. 12.35% (CME Term SOFR 3 Month + 7.75%), 06/16/2026(f)(m)		137	132,746
Veritas US, Inc. 9.96% (CME Term SOFR 1 Month + 5.00%), 09/01/2025(m)		565	528,530

			3,798,427

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 9.03% (CME Term SOFR 3 Month + 3.75%), 10/20/2027(m)		228	232,337

			25,107,128

Financial Institutions – 0.3%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.01% (CME Term SOFR 6 Month + 4.50%), 12/11/2028(f)(m)		233	233,966

Insurance – 0.3%
Asurion LLC 9.195% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(m)		1,635	1,609,118

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Truist Insurance Holdings 9.35% (CME Term SOFR 3 Month + 4.75%), 05/06/2032(m)	U.S.$	1,460	$1,481,900

			3,091,018

			3,324,984

Total Bank Loans (cost $31,469,855)			28,432,112

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.8%
Risk Share Floating Rate – 2.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA1 Series 2015-DNA1, Class B 14.595% (CME Term SOFR + 9.31%), 10/25/2027(j)		592	616,735
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA2 Series 2015-DNA2, Class B 12.945% (CME Term SOFR + 7.66%), 12/25/2027(j)		1,151	1,189,911
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA3 Series 2015-DNA3, Class B 14.745% (CME Term SOFR + 9.46%), 04/25/2028(j)		1,011	1,077,263
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-HQA1 Series 2015-HQA1, Class B 14.195% (CME Term SOFR + 8.91%), 03/25/2028(j)		999	1,034,188
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-DNA2 Series 2016-DNA2, Class B 15.895% (CME Term SOFR + 10.61%), 10/25/2028(j)		848	941,600
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-DNA3 Series 2016-DNA3, Class B 16.645% (CME Term SOFR + 11.36%), 12/25/2028(j)		2,728	3,074,111

56 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-DNA4 Series 2016-DNA4, Class B 13.995% (CME Term SOFR + 8.71%), 03/25/2029(j)	U.S.$	389	$432,509
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-HQA2 Series 2016-HQA2, Class B 16.895% (CME Term SOFR + 11.61%), 11/25/2028(j)		420	470,884
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.095% (CME Term SOFR + 5.81%), 04/25/2028(j)		794	827,080
Series 2015-C04, Class 2M2 10.945% (CME Term SOFR + 5.66%), 04/25/2028(j)		192	192,966
Series 2016-C01, Class 1B
17.145% (CME Term SOFR + 11.86%), 08/25/2028(j)		672	755,864
Series 2016-C01, Class 2M2 12.345% (CME Term SOFR + 7.06%), 08/25/2028(j)		85	89,349
Series 2016-C02, Class 1B 17.645% (CME Term SOFR + 12.36%), 09/25/2028(j)		445	512,159
Series 2016-C02, Class 1M2 11.395% (CME Term SOFR + 6.11%), 09/25/2028(j)		202	207,688
Series 2016-C03, Class 1B 17.145% (CME Term SOFR + 11.86%), 10/25/2028(j)		370	425,688
Series 2016-C03, Class 2B 18.145% (CME Term SOFR + 12.86%), 10/25/2028(j)		630	719,396
Series 2016-C04, Class 1B 15.645% (CME Term SOFR + 10.36%), 01/25/2029(j)		1,472	1,677,797
Series 2016-C05, Class 2B 16.145% (CME Term SOFR + 10.86%), 01/25/2029(j)		1,809	2,062,636
Series 2016-C06, Class 1B 14.645% (CME Term SOFR + 9.36%), 04/25/2029(j)		1,272	1,440,513

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-C07, Class 2B 14.895% (CME Term SOFR + 9.61%), 05/25/2029(j)	U.S.$	1,552	$1,764,764
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.895% (CME Term SOFR + 5.61%), 10/25/2025(b)(j)		347	356,014
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.895% (CME Term SOFR + 5.61%), 11/25/2025(b)(j)		111	115,732

			19,984,847

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-42, Class 1A6 6.00%, 01/25/2047		441	236,890
Series 2006-24CB, Class A15 5.75%, 08/25/2036		469	253,048
Series 2006-HY12, Class A5 4.46%, 08/25/2036		403	375,163
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		490	338,956
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		453	241,184
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.30%, 05/25/2047		67	60,179
Series 2007-4, Class 22A1 4.43%, 06/25/2047		278	252,232
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		399	143,929
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.84%, 09/25/2047		79	72,352
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.71%, 03/25/2037		42	35,072
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		393	358,720
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		167	140,560

58 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036	U.S.$	126	$58,292
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.21%, 10/25/2036		1,206	337,284
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.23%, 12/28/2037		242	213,816

			3,117,677

Non-Agency Floating Rate – 0.3%
Alternative Loan Trust Series 2007-7T2, Class A3 5.57% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(j)		1,935	656,914
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 5.57% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(j)		286	98,841
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A6 0.58% (5.44% – CME Term SOFR 1 Month), 04/25/2037(j)(o)		70	7,263
Series 2007-FA2, Class 1A10 5.22% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(j)		208	48,289
Lehman XS Trust Series 2007-10H, Class 2AIO 1.685% (6.89% – CME Term SOFR 1 Month), 07/25/2037(j)(o)		103	11,140
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 1.58% (6.44% – CME Term SOFR 1 Month), 12/25/2036(j)(o)		1,571	208,737
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 1.78% (CME Term SOFR 1 Month + 0.47%), 01/25/2037(j)		4,873	1,838,229

			2,869,413

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4767, Class KI 6.00%, 03/15/2048(p)	U.S.$	7,602	$1,384,242
Federal Home Loan Mortgage Corp. Strips Series 247, Class 54 5.50%, 04/15/2036(p)		3,505	654,568

			2,038,810

Total Collateralized Mortgage Obligations (cost $31,150,294)			28,010,747

EMERGING MARKETS - SOVEREIGNS – 2.4%
Angola – 0.3%
Angolan Government International Bond 8.00%, 11/26/2029(b)		835	754,631
8.25%, 05/09/2028(b)		200	189,750
9.50%, 11/12/2025(b)		2,118	2,155,065

			3,099,446

Argentina – 0.1%
Argentine Republic Government International Bond 0.75%, 07/09/2030(a)		191	117,423
1.00%, 07/09/2029		249	161,664
4.125%, 07/09/2035(a)		480	230,357

			509,444

Dominican Republic – 0.9%
Dominican Republic Central Bank Notes 10.50%, 01/17/2025(b)	DOP	146,500	2,423,633
Dominican Republic International Bond 8.625%, 04/20/2027(b)	U.S.$	5,719	5,964,917

			8,388,550

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(b)		316	263,663
8.50%, 01/31/2047(b)		862	695,796
8.70%, 03/01/2049(b)		611	500,641
8.875%, 05/29/2050(b)		1,096	904,890

			2,364,990

El Salvador – 0.2%
El Salvador Government International Bond 6.375%, 01/18/2027(b)		272	261,120
7.625%, 09/21/2034(b)		762	636,750
7.625%, 02/01/2041(b)		826	672,934
8.625%, 02/28/2029(b)		860	846,025

			2,416,829

60 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Guatemala – 0.0%
Guatemala Government Bond 6.05%, 08/06/2031(b)	U.S.$	420	$429,366

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(b)		3,176	2,881,228
6.50%, 11/28/2027(b)		1,418	1,330,261
7.14%, 02/23/2030(b)		721	654,533

			4,866,022

Ukraine – 0.2%
Ukraine Government International Bond Zero Coupon, 02/01/2030(a)(b)		109	47,616
Zero Coupon, 02/01/2034(a)(b)		409	138,463
Zero Coupon, 02/01/2035(a)(b)		346	150,542
Zero Coupon, 02/01/2036(a)(b)		288	124,084
1.75%, 02/01/2029 (a)(b)		1,012	592,675
1.75%, 02/01/2034(a)(b)		722	319,879
1.75%, 02/01/2035(a)(b)		111	47,968
1.75%, 02/01/2036(a)(b)		159	67,762

			1,488,989

Total Emerging Markets - Sovereigns (cost $22,813,118)			23,563,636

GOVERNMENTS - TREASURIES – 1.9%
Colombia – 0.2%
Colombian TES Series B 7.25%, 10/26/2050	COP	14,439,300	2,363,969

United States – 1.7%
U.S. Treasury Bonds 2.75%, 11/15/2042(q)	U.S.$	2,154	1,763,588
5.00%, 05/15/2037(q)		1,824	2,033,760
5.25%, 02/15/2029(r)		320	342,100
6.125%, 11/15/2027(r)		1,000	1,073,437
U.S. Treasury Notes 2.25%, 02/15/2027(r)		10,811	10,476,244
2.875%, 08/15/2028(r)		606	590,477

			16,279,606

Total Governments - Treasuries (cost $19,269,141)			18,643,575

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 1.3%
Quasi-Sovereign Bonds – 1.3%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(b)	U.S.$	1,045	$1,068,186

Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/2029(b)		915	842,658
5.95%, 01/08/2034(b)		979	1,028,867
6.44%, 01/26/2036(b)		453	492,496

			2,364,021

Mexico – 0.7%
Comision Federal de Electricidad 3.35%, 02/09/2031(b)		775	665,051
4.69%, 05/15/2029(b)		1,603	1,548,706
4.75%, 02/23/2027(b)		258	254,543
Petroleos Mexicanos 6.375%, 01/23/2045		302	210,887
6.49%, 01/23/2027		463	456,055
6.50%, 01/23/2029		355	335,049
6.70%, 02/16/2032		234	209,231
8.75%, 06/02/2029		3,092	3,135,144

			6,814,666

South Africa – 0.2%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(b)		781	781,664
Transnet SOC Ltd. 8.25%, 02/06/2028(b)		1,300	1,349,153

			2,130,817

Turkey – 0.1%
TC Ziraat Bankasi AS
8.00%, 01/16/2029(b)(d)		354	371,255
Turkiye Ihracat Kredi Bankasi AS
9.00%, 01/28/2027(b)		208	221,910

			593,165

Total Quasi-Sovereigns (cost $12,656,385)			12,970,855

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051		1,058	665,482
8.00%, 11/14/2035		464	493,928

			1,159,410

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Panama – 0.1%
Panama Government International Bond 7.50%, 03/01/2031	U.S.$	447	$488,571
Panama Notas del Tesoro 3.75%, 04/17/2026		468	456,221

			944,792

Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(b)		1,630	1,617,775
6.375%, 01/30/2034(b)		336	349,020

			1,966,795

Total Governments - Sovereign Bonds (cost $4,345,955)			4,070,997

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		750	955,276
State of Illinois Series 2010 7.35%, 07/01/2035		1,505	1,653,041
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(c)		1,435	1,351,125

Total Local Governments - US Municipal Bonds (cost $3,698,557)			3,959,442

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Fixed Rate CMBS – 0.4%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.29%, 10/15/2045(b)		41	2,273
Series 2013-LC6, Class D 4.065%, 01/10/2046(b)		1,129	1,053,693
Series 2014-CR20, Class XA 0.86%, 11/10/2047(p)		3,278	61
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.15%, 06/15/2044(b)		755	694,203

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-C25, Class D 3.80%, 11/15/2047(b)	U.S.$	1,807	$1,758,954

Total Commercial Mortgage-Backed Securities (cost $3,475,453)			3,509,184

ASSET-BACKED SECURITIES –0.3%
Other ABS - Floating Rate – 0.2%
Pagaya AI Debt Series 2024-S1, Class ABC 7.22%, 09/15/2031(b)(f)		2,395	2,395,001
Pagaya AI Debt Trust Series 2022-6, Class A4 26.53%, 05/15/2030(b) (f)		62	64,609

			2,459,610

Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(b)		770	762,606

Other ABS - Fixed Rate – 0.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT (13.10)%, 08/15/2044(c)		1	459
Series 2019-36, Class PT 4.55%, 10/17/2044(c)		3	2,438

			2,897

Total Asset-Backed Securities (cost $3,230,700)			3,225,113

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(c) (cost $3,064,037)		10,719,489	2,325,587

		Shares
COMMON STOCKS – 0.1%
Financial Institutions – 0.1%
Other Finance – 0.1%
Curo Group Holdings LLC(f)(h)(i)		161,756	754,551

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PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(f)(i)	20,185	$141,295
K201640219 South Africa Ltd. – Class A(f)(h)(i)	12,695,187	13
K201640219 South Africa Ltd. – Class B(f)(h)(i)	2,009,762	2

		141,310

Diversified Consumer Services – 0.0%
AG Tracker(f)(h)(i)	68,037	– 0	–
CWT Travel Holdings, Inc.(f)(h)(i)	3,766	13,181
Paysafe Ltd.(i)	10,709	240,203

		253,384

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(f)(h)(i)	3	– 0	–

		394,694

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(f)(h)(i)	643	217,334

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(f)(h)(i)	105,865	39,699

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(f)(h)(i)	838,296	1
CHC Group LLC(f)(h)(i)	21,009	4

		5

Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc.	243	2,972

		2,977

Total Common Stocks (cost $13,425,007)		1,409,255

PREFERRED STOCKS – 0.1%
Industrials – 0.1%
Trading Companies & Distributors – 0.1%
WESCO International, Inc. Series A 10.625% (cost $948,963)	35,175	909,274

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
Jamaica – 0.1%
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(b) (cost $500,745)	U.S.$	495	$510,593

		Shares
RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(f)(i) (cost $0)		10,721	13,133

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 1.2%
Time Deposits – 0.9%
BBH, New York 2.29%, 10/01/2024	SEK	10	995
3.18%, 10/01/2024	NOK	1,706	161,679
6.07%, 10/01/2024	ZAR	40	2,338
Citibank, London 2.33%, 10/01/2024	EUR	1,067	1,187,436
Citibank, New York 4.18%, 10/01/2024	U.S.$	6,411	6,410,862
Royal Bank of Canada, London 3.91%, 10/01/2024	GBP	418	559,344
Royal Bank of Canada, Toronto 3.03%, 10/01/2024	CAD	1,147	847,798

Total Time Deposits (cost $9,170,452)			9,170,452

		Shares
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.73%(s)(t)(u) (cost $2,736,983)		2,736,983	2,736,983

Total Short-Term Investments (cost $11,907,435)			11,907,435

Total Investments – 100.4% (cost $1,020,164,860)			992,924,386
Other assets less liabilities – (0.4)%			(3,667,171)

Net Assets – 100.0%			$989,257,215

66 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note C)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	94	December 2024	$11,119,906	$(5,875)
U.S. T-Note 5 Yr (CBT) Futures	539	December 2024	59,226,836	206,844

Sold Contracts
U.S. Long Bond (CBT) Futures	67	December 2024	8,320,562	10,992
U.S. T-Note 10 Yr (CBT) Futures	231	December 2024	26,398,969	(25,140)

				$186,821

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	EUR	48,974	USD	53,702	10/25/2024	$(870,211)
Bank of America NA	USD	956	CAD	1,296	11/07/2024	2,921
Bank of America NA	GBP	3,103	USD	4,109	11/08/2024	(39,501)
Bank of America NA	USD	2,071	GBP	1,564	11/08/2024	19,911
Bank of America NA	USD	43	TWD	1,365	11/22/2024	472
Bank of America NA	USD	32	INR	2,657	12/06/2024	55
Bank of America NA	DOP	106,564	USD	1,751	01/17/2025	4,545
Barclays Bank PLC	BRL	372	USD	68	10/02/2024	(5)
Barclays Bank PLC	USD	67	BRL	372	10/02/2024	1,343
Barclays Bank PLC	KRW	52,181	USD	39	10/18/2024	(1,043)
Barclays Bank PLC	USD	29	KRW	39,537	10/18/2024	1,038
Barclays Bank PLC	USD	31	INR	2,622	12/06/2024	64
Brown Brothers Harriman & Co.	USD	34	ZAR	608	10/17/2024	1,277
Brown Brothers Harriman & Co.	ZAR	568	USD	31	10/17/2024	(1,388)
Brown Brothers Harriman & Co.	SGD	171	USD	128	10/18/2024	(4,499)
Brown Brothers Harriman & Co.	USD	132	SGD	175	10/18/2024	4,009
Brown Brothers Harriman & Co.	CHF	71	USD	83	10/25/2024	(767)
Brown Brothers Harriman & Co.	EUR	344	USD	385	10/25/2024	1,271
Brown Brothers Harriman & Co.	EUR	203	USD	225	10/25/2024	(2,030)
Brown Brothers Harriman & Co.	USD	60	CHF	51	10/25/2024	150
Brown Brothers Harriman & Co.	USD	1,186	EUR	1,081	10/25/2024	18,829
Brown Brothers Harriman & Co.	USD	53	CAD	72	11/07/2024	210
Brown Brothers Harriman & Co.	USD	21	GBP	16	11/08/2024	210
Brown Brothers Harriman & Co.	CNH	307	USD	44	11/21/2024	(38)
Brown Brothers Harriman & Co.	CZK	1,163	USD	51	11/21/2024	(236)
Brown Brothers Harriman & Co.	HUF	15,564	USD	43	11/21/2024	(420)
Brown Brothers Harriman & Co.	PLN	238	USD	61	11/21/2024	(612)
Brown Brothers Harriman & Co.	USD	35	CNH	243	11/21/2024	24
Brown Brothers Harriman & Co.	USD	32	CZK	710	11/21/2024	(146)
Brown Brothers Harriman & Co.	USD	31	HUF	10,954	11/21/2024	112
Brown Brothers Harriman & Co.	AUD	57	USD	38	11/22/2024	(822)
Brown Brothers Harriman & Co.	SEK	125	USD	12	11/22/2024	(19)
Brown Brothers Harriman & Co.	USD	39	NOK	411	11/22/2024	108
Brown Brothers Harriman & Co.	NZD	99	USD	62	12/06/2024	(481)
Brown Brothers Harriman & Co.	USD	11	NZD	18	12/06/2024	58

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	USD	5	MXN	95	12/11/2024	$(89)
Citibank NA	USD	67	IDR	1,087,689	10/25/2024	4,838
Citibank NA	PEN	149	USD	40	11/08/2024	(597)
Deutsche Bank AG	EUR	1,175	USD	1,311	10/25/2024	2,685
HSBC Bank USA	EUR	961	USD	1,061	10/25/2024	(10,514)
HSBC Bank USA	TWD	1,360	USD	43	11/22/2024	(698)
JPMorgan Chase Bank NA	EUR	981	USD	1,074	10/25/2024	(19,141)
JPMorgan Chase Bank NA	USD	30	CLP	26,895	11/08/2024	329
Morgan Stanley Capital Services LLC	BRL	372	USD	68	10/02/2024	21
Morgan Stanley Capital Services LLC	USD	68	BRL	372	10/02/2024	5
Morgan Stanley Capital Services LLC	KRW	37,285	USD	27	10/18/2024	(1,066)
Morgan Stanley Capital Services LLC	EUR	632	USD	692	10/25/2024	(11,390)
Morgan Stanley Capital Services LLC	USD	68	BRL	372	11/04/2024	(49)
Morgan Stanley Capital Services LLC	CLP	74,958	USD	80	11/08/2024	(3,805)
Morgan Stanley Capital Services LLC	COP	24,282,391	USD	5,785	11/08/2024	41,250
Morgan Stanley Capital Services LLC	USD	47	COP	197,285	11/08/2024	(335)
UBS AG	KRW	39,894	USD	30	10/18/2024	(475)
UBS AG	USD	25	PEN	95	11/08/2024	571

						$(864,071)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note C)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00%	Quarterly	3.05%	USD	71,663	$5,676,825	$4,385,500	$1,291,325
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00	Quarterly	3.30	USD	24,297	1,813,718	1,775,070	38,648
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	21.69	USD	140	(58,785)	(20,391)	(38,394)
iTraxx-XOVER Series 42, 5 Year Index, 12/20/2029*	5.00	Quarterly	3.11	EUR	33,120	3,111,719	2,977,707	134,012

						$10,543,477	$9,117,886	$1,425,591

*	Termination date

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PORTFOLIO OF INVESTMENTS (continued)

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at September 30, 2024
Barclays Capital, Inc.†	USD	1,321	(1.50%)*	—	$1,319,814
Barclays Capital, Inc.†	USD	507	1.75%	—	508,813
Barclays Capital, Inc.†	USD	917	3.50%	—	929,171
Barclays Capital, Inc.†	USD	2,430	4.65%	—	2,432,047
Jefferies LLC†	USD	1,655	(2.50%)*	—	1,654,800
Jefferies LLC	USD	253	0.00%	10/04/2024	253,055
Jefferies LLC†	USD	366	3.00%	—	371,475
Jefferies LLC†	USD	245	4.35%	—	246,685

					$7,715,860

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2024.

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days		31-90 Days			Greater than 90 Days			Total
Corporates – Non-Investment Grade	$5,016,018	$1,572,869		$	– 0	–	$	– 0	–	$6,588,887
Emerging Markets – Corporate Bonds	508,813	– 0	–		– 0	–		– 0	–	508,813
Quasi-Sovereigns	371,475	– 0	–		– 0	–		– 0	–	371,475
Corporates – Investment Grade	246,685	– 0	–		– 0	–		– 0	–	246,685

Total	$6,142,991	$1,572,869		$	– 0	–	$	– 0	–	$7,715,860

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2024.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $759,645,608 or 76.79% of net assets.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.45% of net assets as of September 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ASP Unifrax Holdings, Inc. 7.50%, 09/30/2029	09/15/2021 - 01/19/2023	$1,015,841	$553,972	0.06%
BBFI Liquidating Trust Zero Coupon, 12/30/2099	01/18/2013 - 06/17/2022	668,151	225,817	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT (13.10)%, 08/15/2044	06/27/2019	646	459	0.00%

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PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 4.55%, 10/17/2044	09/04/2019	$2,530		$2,438		0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	10,334		1,361		0.00%
Exide Technologies, (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Exide Technologies, (First Lien) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	3,064,037		2,325,587		0.23%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	1,100,178		– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	770,975		– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013 - 02/19/2015	2,295,760		– 0	–	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014 - 01/27/2014	2,385,177		406		0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,418		48		0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014 - 02/05/2014	833,041		161		0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	1,435,000		1,351,125		0.14%

(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2024.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Defaulted matured security.

(h)	Fair valued by the Adviser.

(i)	Non-income producing security.

(j)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2024.

(k)	Escrow Shares.

(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(m)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at September 30, 2024.

(n)	Defaulted.

(o)	Inverse interest only security.

(p)	IO – Interest Only.

(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

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PORTFOLIO OF INVESTMENTS (continued)

(s)	The rate shown represents the 7-day yield as of period end.

(t)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(u)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CVR – Contingent Value Right

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

LP – Limited Partnership

REIT – Real Estate Investment Trust

REMICS – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

September 30, 2024 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $1,017,427,877)	$990,187,403
Affiliated issuers (cost $2,736,983)	2,736,983
Foreign currencies, at value (cost $398,145)	25,775
Unaffiliated interest receivable	15,733,311
Receivable for terminated swaps	3,220,214
Receivable for newly entered swaps	1,916,198
Receivable for unsettled reverse repurchase agreements	284,068
Receivable for investment securities sold	221,731
Unrealized appreciation on forward currency exchange contracts	106,306
Affiliated dividends receivable	34,509
Receivable due from Adviser	1,748

Total assets	1,014,468,246

Liabilities
Due to Custodian	49,543
Payable for investment securities purchased	8,408,169
Payable for reverse repurchase agreements	7,715,860
Payable for newly entered swaps	3,107,876
Payable for terminated swaps	1,924,701
Payable for unsettled reverse repurchase agreements	1,143,675
Unrealized depreciation on forward currency exchange contracts	970,377
Advisory fee payable	749,702
Payable for capital gains taxes	391,550
Cash collateral due to broker	148,766
Payable for variation margin on centrally cleared swaps	98,318
Administrative fee payable	32,269
Payable for variation margin on futures	31,361
Transfer Agent fee payable	4,811
Accrued expenses	434,053

Total liabilities	25,211,031

Net Assets	$989,257,215

Composition of Net Assets
Capital stock, at par	$862,297
Additional paid-in capital	1,152,146,191
Accumulated loss	(163,751,273)

$989,257,215

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 86,229,677 shares outstanding)	$11.47

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended September 30, 2024 (unaudited)

Investment Income
Interest	$36,551,450
Dividends
Unaffiliated issuers	400,532
Affiliated issuers	239,090	$37,191,072

Expenses
Advisory fee (see Note B)	4,343,116
Transfer agency	21,495
Custody and accounting	133,440
Printing	99,315
Audit and tax	95,208
Administrative	46,530
Registration fees	43,355
Legal	32,827
Directors’ fees	16,932
Miscellaneous	35,662

Total expenses before interest expense	4,867,880
Interest expense	92,522

Total expenses	4,960,402
Less: expenses waived and reimbursed by the Adviser (see Note B)	(7,309)

Net expenses		4,953,093

Net investment income		32,237,979

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(12,557,845)
Forward currency exchange contracts		(64,392)
Futures		416,850
Swaps		6,350,442
Foreign currency transactions		264,142
Net change in unrealized appreciation (depreciation) on:
Investments(b)		33,778,289
Forward currency exchange contracts		(1,459,829)
Futures		40,454
Swaps		(2,308,139)
Foreign currency denominated assets and liabilities		26,233

Net gain on investment and foreign currency transactions		24,486,205

Net Increase in Net Assets from Operations		$56,724,184

(a)	Net of foreign realized capital gains taxes of $21,592.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $10,290.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (unaudited)		Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$32,237,979		$64,460,613
Net realized loss on investment and foreign currency transactions	(5,590,803)		(6,534,555)
Net change in unrealized appreciation on investments and foreign currency denominated assets and liabilities	30,077,008		67,125,028

Net increase in net assets from operations	56,724,184		125,051,086
Distributions to Shareholders	(33,888,263)		(67,266,382)

Return of Capital	– 0	–	(2,312,344)

Total increase	22,835,921		55,472,360
Net Assets
Beginning of period	966,421,294		910,948,934

End of period	$989,257,215		$966,421,294

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price

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NOTES TO FINANCIAL STATEMENTS (continued)

is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements

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NOTES TO FINANCIAL STATEMENTS (continued)

based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities	Level 1			Level 2	Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$614,020,298	$2,297,296	#	$616,317,594
Corporates – Investment Grade		– 0	–	140,160,230	– 0	–	140,160,230
Emerging Markets – Corporate Bonds		– 0	–	60,078,401	227,794	#	60,306,195
Collateralized Loan Obligations		– 0	–	32,679,429	– 0	–	32,679,429
Bank Loans		– 0	–	28,054,012	378,100		28,432,112

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3			Total
Collateralized Mortgage Obligations	$	– 0	–	$28,010,747		$	– 0	–	$28,010,747
Emerging Markets – Sovereigns		– 0	–	23,563,636			– 0	–	23,563,636
Governments – Treasuries		– 0	–	18,643,575			– 0	–	18,643,575
Quasi-Sovereigns		– 0	–	12,970,855			– 0	–	12,970,855
Governments – Sovereign Bonds		– 0	–	4,070,997			– 0	–	4,070,997
Local Governments – US Municipal Bonds		– 0	–	3,959,442			– 0	–	3,959,442
Commercial Mortgage-Backed Securities		– 0	–	3,509,184			– 0	–	3,509,184
Asset-Backed Securities		– 0	–	765,503			2,459,610		3,225,113
Inflation-Linked Securities		– 0	–	2,325,587			– 0	–	2,325,587
Common Stocks		243,175		– 0	–		1,166,080	#	1,409,255
Preferred Stocks		909,274		– 0	–		– 0	–	909,274
Governments – Sovereign Agencies		– 0	–	510,593			– 0	–	510,593
Rights		– 0	–	– 0	–		13,133		13,133
Short-Term Investments:
Time Deposits		9,170,452		– 0	–		– 0	–	9,170,452
Investment Companies		2,736,983		– 0	–		– 0	–	2,736,983

Total Investments in Securities		13,059,884		973,322,489			6,542,013		992,924,386
Other Financial Instruments*:
Assets
Futures		217,836		– 0	–		– 0	–	217,836	†
Forward Currency Exchange Contracts		– 0	–	106,306			– 0	–	106,306
Centrally Cleared Credit Default Swaps		– 0	–	10,602,262			– 0	–	10,602,262	†
Liabilities
Futures		(31,015)		– 0	–		– 0	–	(31,015	)†
Forward Currency Exchange Contracts		– 0	–	(970,377)			– 0	–	(970,377)
Centrally Cleared Credit Default Swaps		– 0	–	(58,785)			– 0	–	(58,785	)†
Reverse Repurchase Agreements		(7,715,860)		– 0	–		– 0	–	(7,715,860)

Total		$5,530,845		$983,001,895			$6,542,013		$995,074,753

#	The Fund held securities with zero market value at period end.

*

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

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3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the

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ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

Pursuant to the administration agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed .15% annualized of average weekly net assets. For the six months ended September 30, 2024, the reimbursement for such services amounted to $46,530.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2024, there was no such reimbursement paid to ABIS.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1,

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2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended September 30, 2024, such waiver amounted to $7,309.

A summary of the Fund’s transactions in AB mutual funds for the six months ended September 30, 2024 is as follows:

Fund	Market Value 3/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,585	$119,687	$124,535	$2,737	$239

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2024:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$338,215,207	$339,357,176

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$33,714,094
Gross unrealized depreciation	(60,206,227)

Net unrealized depreciation	$(26,492,133)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended September 30, 2024, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly.

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Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2024, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of

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each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust

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risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended September 30, 2024, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount

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in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended September 30, 2024, the Fund held credit default swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted

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and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended September 30, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$217,836	*	Payable for variation margin on futures	$31,015	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	106,306		Unrealized depreciation on forward currency exchange contracts	970,377

Credit contracts	Receivable for variation margin on centrally cleared swaps	1,463,985	*	Payable for variation margin on centrally cleared swaps	38,394	*

Total		$1,788,127			$1,039,786

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	$416,850	$40,454

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	(64,392)	(1,459,829)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	6,350,621	(2,308,139)

Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	(179)	– 0	–

Total		$6,702,900	$(3,727,514)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended September 30, 2024:

Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$138,599,780

Credit Default Swaps:
Average notional amount of sale contracts	$13,897,874	(a)

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$6,751,058
Average principal amount of sale contracts	$68,465,324

Futures:
Average notional amount of buy contracts	$72,016,530
Average notional amount of sale contracts	$34,034,810

(a)	Positions were open for four months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under

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ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America NA.	$27,904	$(27,904)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	2,445	(1,048)	– 0	–	– 0	–	1,397
Brown Brothers Harriman & Co.	26,258	(11,547)	– 0	–	– 0	–	14,711
Citibank NA/Citigroup Global Markets, Inc.	4,838	(597)	– 0	–	– 0	–	4,241
Deutsche Bank AG	2,685	– 0	–	– 0	–	– 0	–	2,685
JPMorgan Chase Bank, NA	329	(329)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC.	41,276	(16,645)	– 0	–	– 0	–	24,631
UBS AG	571	(475)	– 0	–	– 0	–	96

Total	$106,306	$(58,545)	$	– 0	–	$	– 0	–	$47,761	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA.	$909,712	$(27,904)	$	– 0	–	$	– 0	–	$881,808
Barclays Bank PLC	1,048	(1,048)	– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	11,547	(11,547)	– 0	–	– 0	–	– 0	–
Citibank NA/Citigroup Global Markets, Inc.	597	(597)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	11,212	– 0	–	– 0	–	– 0	–	11,212
JPMorgan Chase Bank, NA	19,141	(329)	– 0	–	– 0	–	18,812
Morgan Stanley Capital Services LLC.	16,645	(16,645)	– 0	–	– 0	–	– 0	–
UBS AG	475	(475)	– 0	–	– 0	–	– 0	–

Total	$970,377	$(58,545)	$	– 0	–	$	– 0	–	$911,832	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note C.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into

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transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended September 30, 2024, the average amount of reverse repurchase agreements outstanding was $6,578,341 and the daily weighted average interest rate was 1.42%. At September 30, 2024, the Fund had reverse repurchase agreements outstanding in the amount of $7,715,860 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of September 30, 2024:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc	$5,189,845	$(5,117,312)	$72,533
Jefferies LLC	2,526,015	(2,442,379)	83,636

	$7,715,860	$(7,559,691)	$156,169

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

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NOTE D

Capital Stock

During the six months ended September 30, 2024 and the year ended March 31, 2024, the Fund issued no shares in connection with the Fund’s dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, the diseases or events themselves or any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

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Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk—Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk— As a result of the Fund’s use of leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Mortgage-Related and/or Other Asset-Backed Securities Risk—The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging-markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but

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NOTES TO FINANCIAL STATEMENTS (continued)

there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2024 and March 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$67,266,382	$76,201,166

Total taxable distributions paid	$67,266,382	$76,201,166
Return of Capital	2,312,344	– 0	–

Total distributions paid	$69,578,726	$76,201,166

As of March 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(123,725,910	)(a)
Unrealized appreciation (depreciation)	(59,614,767	)(b)

Total accumulated earnings (deficit)	$(183,340,677	)(c)

(a)	As of March 31, 2024, the Fund had a net capital loss carryforward of $123,725,910.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of hyperinflationary currency contracts, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2024, the Fund had a net short-term capital loss carryforward of $24,243,082 and a net long-term capital loss carryforward of $99,482,828, which may be carried forward for an indefinite period.

NOTE G

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is

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NOTES TO FINANCIAL STATEMENTS (continued)

an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 11.21	$ 10.56	$ 12.02	$ 12.78	$ 10.74	$ 12.95

Income From Investment Operations

Net investment income(a)	.37	.75	.69	.61	.59	.67

Net realized and unrealized gain (loss) on investments	.28	.71	(1.27)	(.58)	2.24	(2.09)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(b)	.00	(b)

Net increase (decrease) in net asset value from operations	.65	1.46	(.58)	.03	2.83	(1.42)

Less:

Dividends from net investment income	(.39)	(.78)	(.88)	(.78)	(.69)	(.75)

Return of capital	– 0	–	(.03)	– 0	–	(.01)	(.10)	(.04)

Total dividends and distributions	(.39)	(.81)	(.88)	(.79)	(.79)	(.79)

Net asset value, end of period	$ 11.47	$ 11.21	$ 10.56	$ 12.02	$ 12.78	$ 10.74

Market value, end of period	$ 11.34	$ 10.62	$ 9.72	$ 11.18	$ 11.85	$ 9.26

(Discount), end of period	(1.13)%	(5.26)%	(7.95)%	(6.99)%	(7.28)%	(13.78)%

Total Return

Total investment return based on:(c)

Market value	10.76%	18.43%	(5.00)%	.79%	37.57%	(14.43)%

Net asset value	6.14%	15.06%	(4.01	)%^	.48	%^	27.92%	(11.18)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$989,257	$966,421	$910,949	$1,036,686	$1,102,273	$926,184

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)†	1.03	%(f)	1.05%	1.04%	1.00%	1.02%	1.00%

Expenses, before waivers/reimbursements(d)(e)†	1.03	%(f)	1.05%	1.04%	1.00%	1.02%	1.01%

Net investment income	6.68	%(f)	6.98%	6.39%	4.77%	4.88%	5.16%

Portfolio turnover rate	36%	45%	40%	40%	51%	32%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 98.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, Total investment return based on net asset value will be higher than total investment return based on market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest expense:

	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net of waivers/reimbursements	1.01%	1.01%	1.02%	.99%	1.02%	.99%
Before waivers/reimbursements	1.01%	1.01%	1.02%	.99%	1.02%	1.00%

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended March 31, 2020, such waiver amounted to 0.01%.

(f)	Annualized.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

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ADDITIONAL INFORMATION

(unaudited)

AllianceBernstein Global High Income Fund

Shareholders whose shares are registered in their own names will automatically be participants in the Dividend Reinvestment Plan (the “Plan”), pursuant to which distributions to shareholders will be paid in or reinvested in additional shares of the Fund, unless they elect to receive cash. Computershare Trust Company N.A. (the “Agent”) will act as agent for participants under the Plan. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares a distribution payable either in shares or in cash, as holders of the Common Stock may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i)

If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii)

If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Agent will receive the distribution in cash and apply it to the purchase of the Fund’s shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made on or shortly after the payment date for such distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Agent may exceed the net asset value of the Fund’s shares of Common Stock, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders’ accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder’s proxy will include those shares purchased or received pursuant to the Plan.

There will be no charges with respect to shares issued directly by the Fund to satisfy the dividend reinvestment requirements. However, each participant

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ADDITIONAL INFORMATION (continued)

will pay a pro rata share of brokerage commissions incurred with respect to the Agent’s open market purchases of shares.

The automatic reinvestment of distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Agent on at least 90 days written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Agent at Computershare Trust Company N.A., P.O. Box 30170 College Point, TX 77842-3170.

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Information Regarding the Review and Approval of the Fund’s Advisory and Administration Agreements

The disinterested directors (the “directors”) of AllianceBernstein Global High Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser and the continuance of the Fund’s Administration Agreement with the Adviser (in such capacity, the “Administrator”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement and the Administration Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement and Administration Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the Administrator to provide administrative services to the Fund and the overall arrangements (i) between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee and (ii) between the Fund and the Administrator, as provided in the Administration Agreement, including the administration fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors

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considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and by the Administrator under the Administration Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund and the resources the Administrator has devoted to providing services to the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors noted that the Adviser receives reimbursements for certain clerical, accounting, administrative and other services provided to the Fund by the Adviser pursuant to the Administration Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement and the Administration Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser (including in its capacity as Administrator) for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiary that provides shareholder services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to shareholder servicing fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the Fund’s performance against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the management fee rate payable by the Fund (the combined advisory fee payable to the Adviser and administration fee payable to the Administrator) and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. They compared the combined advisory and administration fees payable by the Fund to the advisory fees of other funds where there is no separate administrator. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual total management fee rate (the combined advisory fee payable to the Adviser plus the administration fee payable to the Administrator) with a peer group median and noted that it was lower than the median. The directors noted that the total management fee rate was expressed as a percentage of net assets and would have been somewhat lower if expressed as a percentage of average total assets (i.e., net assets plus assets supported by leverage).

The directors also compared the Fund’s contractual advisory fee rate with the fee rate charged by the Adviser for advising an open-end high income fund that also invested globally, and noted historical differences in their fee structures.

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The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rates on assets above specified levels. The directors considered that the Fund is a closed-end fixed-income fund and was not expected to have meaningful asset growth (absent a rights offering or an acquisition). In such circumstances, the directors did not view the potential for realization of economies of scale as the Fund’s assets grow to be a material factor in their deliberations. They noted that, if the Fund’s net assets were to increase materially, they would review whether potential economies of scale were being realized.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Mid Cap Value Portfolio

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Conservative Buffer ETF

Core Plus Bond ETF

Corporate Bond ETF

Disruptors ETF

High Yield ETF

Tax-Aware Intermediate Municipal ETF

Tax-Aware Long Municipal ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Large Cap Strategic Equities ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

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NOTES

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NOTES

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 107

NOTES

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Privacy Notice

AllianceBernstein and its affiliates (collectively referred to as “AllianceBernstein”, “we”, “our”, and similar pronouns) understand the importance of maintaining the confidentiality and security of our clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we collect nonpublic personal information from a variety of sources, including: (1) information we receive from clients, such as through applications or other forms, which can include a client’s name, address, phone number, social security number, assets, income and other household information, (2) information about client transactions with us, our affiliates and non-affiliated third parties, which can include account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data and online information-collecting devices known as “cookies.”

We may disclose all of the nonpublic personal information that we collect about our current and former clients, as described above, to non-affiliated third parties to manage our business and as otherwise required or permitted by law, including those that perform transaction processing or servicing functions, marketing services providers that provide marketing services on our behalf pursuant to a joint marketing agreement, and professional services firms that provide knowledge-based services such as accountants, consultants, lawyers and auditors to help manage client accounts. We require all the third-party providers to adhere to our privacy policy or a functional equivalent.

We may also disclose the nonpublic personal information that we collect about current and former clients, as described above, to our affiliated investment, brokerage, service and insurance companies for the purpose of marketing their products or services to clients under circumstances that are permitted by law, such as if our affiliate has its own relationship with you. We have policies and procedures to ensure that certain conditions are met before an AllianceBernstein affiliated company may use information obtained from another affiliate to solicit clients for marketing purposes.

We will also use nonpublic personal information about our clients for our own internal analysis, analytics, research and development, and to improve and add to our client offerings.

We have policies and procedures designed to safeguard the confidentiality and security of nonpublic personal information about our clients that include restricting access to nonpublic personal information to personnel that have been screened and undergone security and privacy training; to personnel who need it to perform their work functions such as our operations, customer service, account management, finance, quality, vendor management and compliance teams as required to provide services, communicate with you and fulfill our legal obligations.

We employ reasonably designed physical, electronic and procedural safeguards to secure and protect client nonpublic personal information.

If you are in the European Economic Area (“EEA”) or Switzerland, we will comply with applicable legal requirements providing adequate protection for the transfer of personal information to recipients in countries outside of the EEA and Switzerland.

For more information, our Privacy Policy statement can be viewed here: https://www.alliancebernstein.com/abcom/Privacy_Terms/PrivacyPolicy.htm.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GHI-0152-0924

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable when filing a semi-annual report to shareholders.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(3)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(a)(3)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	November 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	November 26, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	November 26, 2024